Unique ID	loan id	LoanID	Seller Loan ID	Servicer Loan ID	Group	Borrower Name	Original Loan Amount	State	Note Date	Application Date	Occupancy	Purpose	QM Status	Overall Grade	Fitch Overall Rating	Moody's Overall Rating	DBRS Overall Rating	S&P Overall Rating	Credit Grade	Fitch Credit Rating	Moody's Credit Rating	DBRS Credit Rating	S&P Credit Rating	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Fitch Property Rating	Moody's Property Rating	DBRS Property Rating	S&P Property Rating	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Fitch Compliance Rating	Moody's Compliance Rating	DBRS Compliance Rating	S&P Compliance Rating	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Seller Response	Compensating Factors	Subject to Predatory - Unable to Test	Disposition
204856323	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2013	4/XX/2013	Primary	Purchase		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.					-
204856301	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2013	4/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - Final TIL Finance Charge Under Disclosed: Credit on HUD line 802 is less than the amount on HUD line 801. None of the credits were applied during review due to missing itemization of fees included in HUD line 801					-
204856225	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2013	2/XX/2013	Investment	Refinance Cash-out - Other		1	A	A	A	A																	1	A	A	A	A							-
204856209	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2013	7/XX/2013	Investment	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.						-
204856198	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2014	11/XX/2013	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided:  Unable to determine Anti-Steering compliance/Safe Harbor: Loan Originator Compensation:  Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2013.  The source for this date is Initial disclosures.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
																																														-
204856363	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2004	4/XX/2004	Primary	Refinance Rate/Term		1	A	A	A	A																	1	A	A	A	A							-
204856197	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2012	9/XX/2011	Primary	Refinance Rate/Term		3	D	D	D	D																	3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																													Yes	TR HUD Deficiency
204856254	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2013	3/XX/2013	Primary	Purchase		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856164	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2012	12/XX/2011	Second Home	Refinance Cash-out - Other		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum prepayment penalty on GFE Inaccurate: RESPA (2010): Maximum prepayment penalty on GFE does not match actual maximum prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856232	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2012	3/XX/2012	Second Home	Purchase		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file.											2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856332	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2013	9/XX/2013	Primary	Refinance Rate/Term		2	B	B	B	B						[3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal Not Provided										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.
																																														-
204856163	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2009	4/XX/2009	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856298	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2008	2/XX/2008	Primary	Refinance Cash-out - Other		2	B	B	B	B						[3] Application / Processing - Missing Valuation:	Appraisal not provided.										2	B	B	B	B	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-
204856252	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2002	12/XX/2001	Primary	Refinance Cash-out - Debt Consolidation		2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization disclosed prepaid interest of $XXX, however the HUD-1 shows the actual prepaid interest charged was $XXX.					-
204856287	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2014	12/XX/2013	Investment	Refinance Rate/Term		2	B	B	B	B						[3] General - Initial Rate Lock rate date is not documented in file. [3] Application / Processing - Missing Document: Missing Final 1003 [3] Application / Processing - Missing Valuation:	Appraisal not provided										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-
204856235	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2011	10/XX/2011	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																														-
204856307	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2012	2/XX/2012	Primary	Refinance Rate/Term		2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
																																														-
204856347	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2016	2/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Credit Documentation - Missing Document: Credit Report not provided [3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA Statement Statement	Failure due to missing credit report. Missing for borrower XXX. Fraud Report missing for non-occupant co-borrower. Current mortgage statements are missing for these 2 properties.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 04/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 04/XX/2016). (Final/04/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Payoff Statement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75193)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75187)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing a fully executed initial application for all borrowers.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosure reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = $XXX. Unable to determine cause for under disclosure due to missing final fully executed itemization of amount financed.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of borrower's receipt of the initial CD was not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Payoff Statement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														-
204856303	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2014	7/XX/2014	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 (2013), 1120S (2012), 1120S (2013), K-1 (2012), K-1 (2013) [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Application / Processing - Missing Document: Flood Certificate not provided	File is missing the most recent 2 years personal and business tax returns and K1's. The income being used (paystubs and W2's) is from a different entity than what is showing on the application and worksheets. Unable to Correctly calculate income based on documentation provided. Hazard Insurance Coverage Amount is insufficient, So please provide Replacement cost Estimator as Shortfall amount is $XXX. Flood Certificate is missing of Subject property.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 08/XX/2014 Changed Circumstance not provided for GFE dated 08/XX/2014 from GFE dated 07/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is missing
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
																																										REVIEWER - GENERAL COMMENT (2023-05-25): Missing signed and dated initial application.				-
204856356	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2018	12/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Missing document tracking information for Initial CD dated 02/XX/2018.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Corrected Closing Disclosure provided on or after 02/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
																																														-
204856192	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2014	3/XX/2014	Primary	Refinance Cash-out - Other	Non QM	3	D	D	D	D						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 04/XX/2014 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX											3	D	D	D	D
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.

Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: The Final HUD was not signed by borrower or stamped by the title agency
Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing signed and dated initial application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations document is missing
Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Per title commitment, the loan transaction is a lender to lender refinance. The H8 right to cancel form was used, however the H9 should have been used.

SELLER - GENERAL COMMENT (2023-08-18): Agree.
REVIEWER - GENERAL COMMENT (2023-08-21): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023-05-25): Missing signed and dated initial application.
																																											GENERAL COMMENT (2023/XX/18): Agree.		Yes	TR HUD Deficiency
204856335	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2014	3/XX/2014	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	VVOE not provided for previous employer. HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401235)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																									Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: VVOE not provided for previous employer to verify the employment duration with the same. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: Creditor did not provide HUD Settlement Cost Booklet. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
204856219	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2018	5/XX/2018	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2018	Provide evidence that property is warrantable.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/06/XX/2018)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: No evidence in file showing borrower received copy of appraisal.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Missing Initial escrow account statement  is not provided in loan file.
Federal Compliance - TRID Final Closing Disclosure Other Includes Insurance Costs: Projected Payments: Final Closing Disclosure provided on 06/XX/2018 disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2018)
																																														-
204856157	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2014	1/XX/2014	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 03/XX/2014 Changed Circumstance not provided for GFE dated 03/XX/2014 from GFE dated 01/XX/2014
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Right to receive copy of appraisal is missing. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial lender's 1003 is missing Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Right to receive copy of appraisal is missing.	REVIEWER - GENERAL COMMENT (2023-05-25): Missing signed and dated initial application.				-
204856210	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2015	7/XX/2015	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 07/XX/2015 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX	The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX declared end date.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2015)
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal was delivered to borrower not provided in file. Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: 10% tolerance violation without evidence of sufficient cure provided. Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects Finance Charge of $XXX but calculated Finance Charge of $XXX. Variance = -$XXX Lender to provide corrected CD and copy of letter sent to borrower explaining changes.					-
204856145	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2019	9/XX/2019	Primary	Purchase	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 7.65 is less than Guideline PITIA months reserves of 18.00. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Minimum reserves required are 18 months. Account s used and provided are IRA #XXX at 60% used for reserves; Stock #XXX at 70% used for funds to close and reserves; business account #XXX used for funds to close; checking #XXX; and EMD of $XXX. HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
SELLER - GENERAL COMMENT (2023/XX/18): Disagree with findings. NO business assets used. Business assets are listed on asset workbook but marked "NO" in used column. The latest version of the Asset Workbook is dated 11/XX/2019 by XXX. The total verified assets using 70% of stock & 60% of IRA is $XXX. Post close reserves are $XXX.  Reserve requirment is 18 months PITI on subject at $XXX per month and 2 months on departing residence at $XXX per month for a total of $XXX. Also see latest version of 1008 showing 27 months PITI reserves
REVIEWER - GENERAL COMMENT (2023/XX/21): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 9.36 is less than Guideline PITIA months reserves of 18.00.
REVIEWER - GENERAL COMMENT (2023/XX/21): Verified funds using the accounts indicated in the rebuttal are IRA at 60%: $XXX, stocks at 70%: $XXX, personal checking of $XXX and earnest money of $XXX.which are not sufficient to cover closing and the required reserves.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/15): File was submitted with a Safe Harbor QM loan designation. Failure is due to the following: Borrower has insufficient assets to cover reserve requirement. DTI exceeds maximum allowed. Income is at $XXX with PITI $XXX, REO $XXX and open debt of $XXX totaling $XXX. The following income documents are missing: signed/dated personal tax returns. XXX: Year to date P&L/Balance sheet signed pre-close. XXX: signed/dated 2017/2018 business tax returns (complete), signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX: signed/dated P&L/Balance sheet signed prior to closing and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing. XXX signed/dated year to date P&L/Balance sheet and a third party verification of the business dated within 30 days prior to closing verifying borrower’s dates of operation and current good standing.
SELLER - GENERAL COMMENT (2023/XX/25): Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).
REVIEWER - GENERAL COMMENT (2023/XX/27): Total assets provided/used are $XXX, however funds to close equal $XXX leaving $XXX for reserves which is insufficient to cover the required reserves.
REVIEWER - GENERAL COMMENT (2023/XX/16): EXCEPTION HISTORY - Exception Explanation was updated on 10/XX/2023 PRIOR Exception Explanation: Calculated PITIA months reserves of 13.34 is less than Guideline PITIA months reserves of 18.00.
																																			2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ARM Disclosure Timing Test: Missing the initial, signed disclosure.
Federal Compliance - CHARM Booklet Disclosure Timing: Arm disclosure and CHARM booklet signed at closing. Missing the initial.
Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Lender changed loan designation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of the borrower receipt of the appraisal was missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Tax Service Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Second Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Point Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.
GENERAL COMMENT (2023/XX/18): Disagree with findings. NO business assets used. Business assets are listed on asset workbook but marked "NO" in used column. The latest version of the Asset Workbook is dated 11/XX/2019 by XXX. The total verified assets using 70% of stock & 60% of IRA is $XXX. Post close reserves are $XXX.  Reserve requirment is 18 months PITI on subject at $XXX per month and 2 months on departing residence at $XXX per month for a total of $XXX. Also see latest version of 1008 showing 27 months PITI reserves

GENERAL COMMENT (2023/XX/25): Provided UW asset workbook showing assets that were used for qualifying to support previous response.  Transaction required $XXX in reserves (or 18mos) after cash to close/closing costs and $XXX (or 27mos) was verified for reserves (excluding any business funds/accounts).
																																														-
204856360	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2019	4/XX/2019	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] Application / Processing - Missing Document: Tax Certificate not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA HOA Verification [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA Insurance Verification Insurance Verification	Taxes on Final CD and Final 1003 do not match tax cert provided.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.					-
204856144	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	3/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Bank statement of XXX Account is provided with less than 2 months statements verified. Please provide additional months statement dated within 120 days of note date.										2	B	B	B	B	[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401482) [2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: File is missing Verbal Verification of Employment for previous employer for co-borrower. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure provided in the file does not contain the required list of 10 agencies.					-
204856206	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2018	6/XX/2018	Investment	Purchase	N/A	1	A	A	A	A						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, CA Insurance Verification Insurance Verification, Tax Verification	Coverage is insufficient by $XXX based on HOI information provided and file does not contain an Insurer's Replacement Cost Estimate for further analysis.										1	A	A	A	A							-
204856165	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2017	10/XX/2016	Primary	Refinance Cash-out - Home Improvement	ATR Risk	3	C	C	C	C						[3] Income Documentation - Income documentation requirements not met. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification	Missing the 2014 1065 and K1 for XXX and documentation of a consistent pay history for the Notes Receivable Income received from XXX in the amount of $XXX monthly was not provided for review. HOI coverage is insufficient by $XXX. Provide updated policy reflecting minimum coverage of $XXX OR provide copy of insurer's replacement cost estimate supporting current coverage amount.
REVIEWER - GENERAL COMMENT (2023/XX/28): Provide missing fully executed and complete 2014 Form 1065 and Schedule K-1 for XXX.
SELLER - GENERAL COMMENT (2023/XX/18): 2014 1065 and K1 for XXX is not in the file.
Verification that there are monthly $XXX deposits are provided.  While not all cancelled checks were provided, the bank statements provided do verify regular $XXX deposits monthly. LOE in the file explains that the days deposited monthly vary.  $XXX checks cleared on the following dates in 2016: 1/XX, 2/XX, 3/XX, 4/XX, 5/XX, 6/XX, 7/XX, 9/XX, 9/XX, 11/XX, 11/XX, 12/XX
REVIEWER - GENERAL COMMENT (2023/XX/21): Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/05): Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, additional docs do not need to be chased down to 'complete a set'. Tax transcripts do show interest income on Schedule B. Further documentation is not required for Port Express loans, which is also a stated asset loan program.
REVIEWER - GENERAL COMMENT (2023/XX/07): Per lender rebuttal, loan was underwritten to portfolio express guides, however portfolio guides are rate/term only. Transaction was a cash out home improvement loan. All income documentation as required by Safe Harbor guides must be met.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): concur, however if use 0.0025% of the assessed value of $XXX to calcuate the property taxes, the total taxes/ins for the property in question would be $XXX/mo, which is $XXX/mo more than what is reflected on the 1003.
REVIEWER - GENERAL COMMENT (2023/XX/21): Provide missing Insurance Verification on XXX CA. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error
REVIEWER - GENERAL COMMENT (2023/XX/25): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Unable to determine if the borrower signed a valuation receipt acknowledgment due to missing information. (Type:Primary/01/XX/2017)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2017). (Final/02/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7531)

Federal Compliance - Check Loan Designation Match - ATR Risk: Client elects to restate loan to NonQM.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: ATR risk is due to missing required income documentation.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Missing the 2014 1065 and K1 for XXX and documentation of a consistent pay history for the Notes Receivable Income received from XXX in the amount of $XXX monthly was not provided for review.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX  Based on review of Lender's compliance report, Processsing fee and underwriter  fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for under disclosed amount, Corrected CD, and Re-open Rescission if Applicable
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Flood Insurance Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.

REVIEWER - GENERAL COMMENT (2023-07-28): Trailing documents reviewed unable to clear.
SELLER - GENERAL COMMENT (2023-08-18): 2014 1065 and K1 for XXX is not in the file.
REVIEWER - GENERAL COMMENT (2023-08-21): Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): The loan was submitted with a Loan Designation of Safe Harbor QM. Based on the requirements of Safe Harbor the income documentation provided for the borrower's entities is insufficient.
SELLER - GENERAL COMMENT (2023-08-18): 2014 1065 and K1 for XXX is not in the file.
Verification that there are monthly $XXX deposits are provided.  While not all cancelled checks were provided, the bank statements provided do verify regular $XXX deposits monthly. LOE in the file explains that the days deposited monthly vary.  $XXX checks cleared on the following dates in 2016: 1/XX, 2/XX, 3/XX, 4/XX, 5/XX, 6/XX, 7/XX, 9/XX, 9/XX, 11/XX, 11/XX, 12/XX
REVIEWER - GENERAL COMMENT (2023-08-21): Fully executed and complete personal tax returns for 2013, 2014 and 2015 were provided. Fully executed and complete 2015 1065 for XXX was provided. Provide missing fully executed and complete 2014 1065 and 2014 Schedule K-1 for XXX. Exception remains.
SELLER - GENERAL COMMENT (2023-09-05): Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, additional docs do not need to be chased down to 'complete a set'. Tax transcripts do show interest income on Schedule B. Further documentation is not required for Port Express loans, which is also a stated asset loan program.
REVIEWER - GENERAL COMMENT (2023-09-07): Per lender rebuttal, loan was underwritten to portfolio express guides, however portfolio guides are rate/term only. Transaction was a cash out home improvement loan. All income documentation as required by Safe Harbor guides must be met.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error
REVIEWER - GENERAL COMMENT (2023-09-25): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023-10-03): EXCEPTION HISTORY - Exception Detail was updated on 10/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2017). (Final/02/XX/2017)

GENERAL COMMENT (2023/XX/18): Expanded debt ratio to 43% was acceptable with 12 months reserves. Borrower has verified $XXX reserves (57 months)

GENERAL COMMENT (2023/XX/18): 2014 1065 and K1 for XXX is not in the file.

GENERAL COMMENT (2023/XX/18): 2014 1065 and K1 for XXX is not in the file.
Verification that there are monthly $XXX deposits are provided.  While not all cancelled checks were provided, the bank statements provided do verify regular $XXX deposits monthly. LOE in the file explains that the days deposited monthly vary.  $XXX checks cleared on the following dates in 2016: 1/XX, 2/XX, 3/XX, 4/XX, 5/XX, 6/XX, 7/XX, 9/XX, 9/XX, 11/XX, 11/XX, 12/XX

GENERAL COMMENT (2023/XX/18): 2014 1065 and K1 for XXX is not in the file.
Verification that there are monthly $XXX deposits are provided.  While not all cancelled checks were provided, the bank statements provided do verify regular $XXX deposits monthly. LOE in the file explains that the days deposited monthly vary.  $XXX checks cleared on the following dates in 2016: 1/XX, 2/XX, 3/XX, 4/XX, 5/XX, 6/XX, 7/XX, 9/XX, 9/XX, 11/XX, 11/XX, 12/XX

GENERAL COMMENT (2023/XX/18): concur, however if use 0.0025% of the assessed value of $XXX to calcuate the property taxes, the total taxes/ins for the property in question would be $XXX/mo, which is $XXX/mo more than what is reflected on the 1003.

GENERAL COMMENT (2023/XX/05): Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, additional docs do not need to be chased down to 'complete a set'. Tax transcripts do show interest income on Schedule B. Further documentation is not required for Port Express loans, which is also a stated asset loan program.

GENERAL COMMENT (2023/XX/05): Personal and business tax returns are not required on this loan as it was underwritten using Portfolio Express guidelines, which is a low-doc product for existing, performing XXX XXX loans refi'ing into new XXX rate/term refi's where overall risk is low.  Income is qualified using tax transcripts and if the borrower does provide any income docs, additional docs do not need to be chased down to 'complete a set'. Tax transcripts do show interest income on Schedule B. Further documentation is not required for Port Express loans, which is also a stated asset loan program.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Agree with error

GENERAL COMMENT (2023/XX/25): Agree with error
																																														TILA ATR/QM
204856306	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2017	7/XX/2017	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2017	E-sign consent Agreement is missing in file Please Provide documentation from lender/seller that confirming Subject Project is warrantable Condo project.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017.
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 09/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/09/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal is missing.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Subject loan transaction disbursed on 09/XX/2017, prior to three (3) business days from transaction date of 09/XX/2017
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: It appears page 1 of the final CD is incorrect. The Estimated tax, insurance and assessments were input showing other insurance as Some which is TRID non compliant.
																																										REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing				-
204856243	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2017	2/XX/2017	Primary	Purchase	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017)

Federal Compliance - Check Loan Designation Match - QM: Waterfall finding due to incomplete income documentation.
Federal Compliance - Partnership Income Documentation Test: YTD P&L statement not provided. All other documentation covering 2 years was provided in loan file.
Federal Compliance - Partnership Income Documentation Test: YTD P&L statement not provided. All other documentation covering 2 years was provided in loan file.
Federal Compliance - Partnership Income Documentation Test: YTD P&L statement not provided. All other documentation covering 2 years was provided in loan file.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
																																														TILA ATR/QM
204856275	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2018	3/XX/2018	Primary	Refinance Rate/Term	Non QM	3	C	C	C	C						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient. [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement	Hazard Insurance Coverage Amount is insufficient. Mortgage statement is missing.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
[2] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2018, prior to three (3) business days from transaction date of 06/XX/2018.
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)

Federal Compliance - Check Loan Designation Match - QM: Originator Loan Designation of Safe Harbor QM does not match Due to documentation (Most recent year 1040 is not reflecting in file.)
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Most recent year 1040 is not reflecting in file.
Federal Compliance - S-Corp Income Documentation Test: Self-employed income documentation not sufficient (S-Corp).
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Final Closing Disclosure is signed by the borrower and co-borrower but not dated.
Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Final Closing Disclosure is signed by the borrower and co-borrower but not dated.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX. No Valid COC in file.
																																														TILA ATR/QM
204856190	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2017	6/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Income Docs Missing:: Borrower: XXX 1040 - Schedule C (2016), CPA Letter	E-sign Consent Agreement is missing. Borrower Solo business "XXX" 1040 C is missing for 1016 and CPA letter / Business License / Third Party Verification of Employment is missing										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2017,  Most Recent Tax Return End Date 12/XX/2015, Tax Return Due Date 04/XX/2017. (XXX XXX/Schedule C)
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2017)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing
Federal Compliance - Self-Employed Tax Return Recency - ATR: Borrower Solo business "XXX" 1040 C is missing for 2016 and CPA letter / Business License / Third Party Verification of Employment is missing, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure Contact Information  not updated in document
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
																																														-
204856230	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2019	10/XX/2019	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2019)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7559)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Final Closing Disclosure provided on 11/XX/2019 did not disclose the required Lender Contact Information
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														-
204856324	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2017	1/XX/2017	Primary	Purchase	Safe Harbor QM	1	A	A	A	A						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard insurance coverage of $XXX is insufficient to cover the mortgage amount of $XXX and has a coverage shortfall of $XXX.										1	A	A	A	A							-
204856261	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2017	7/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
204856314	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2017	11/XX/2016	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of XXX% exceeds Guideline total debt ratio of 38.00000%. [3] Mortgage / Program Eligibility - Missing Document: Note - Subordinate Lien not provided [3] Lien - Missing evidence of lien position on Other Financing.: Lien Position: 2	Debt ratio exceeds the maximum allowed. The lender approved the loan at 40.773%, however the borrower does not have a sufficient score to increase the DR. File is missing the 2nd mortgage note. File is missing subordination, final title and note.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12401771)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrower's receipt of the appraisal was not included in the file. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 provided in the file is not signed or dated by the borrower. Federal Compliance - QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Employment verification for previous employment to verify dates of employment was not provided for co-borrower as required by Appendix Q.					-
204856228	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2018	12/XX/2017	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Asset Documentation - Asset documentation requirements not met.
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 12/XX/2017
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 12.00.
																									The borrower is short verified funds for the reserve requirement of 12 months (6 months for subject and 6 months for additional financed property). Available for Closing is insufficient to cover Cash From Borrower. E-sign Consent Agreement is missing. The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required The borrower is short verified funds for the reserve requirement of 12 months (6 months for subject and 6 months for additional financed property).										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) [2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial loan application not executed by loan officer. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Initial escrow account statement was not provided to the borrower.					-
204856217	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2019	8/XX/2019	Investment	Refinance Rate/Term	N/A	1	A	A	A	A						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2019											1	A	A	A	A							-
204856354	XXX	XXX	XXX		A	XXX	$XXX	CA	11/XX/2017	10/XX/2017	Second Home	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). [2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2017 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2017)
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 7/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID.  Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.
																																												Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $XXX. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
204856220	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2016	8/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B						[3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Verification of Rent is not provided	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2016)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																									Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet, not provided to the borrower.					-
204856240	XXX	XXX	XXX		A	XXX	$XXX	CA	8/XX/2014	6/XX/2014	Primary	Refinance Rate/Term	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 06/XX/2014 [3] General - Missing Document: Evidence of Access to Funds not provided [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Tax Verification	Tax cert missing	REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception. REVIEWER - GENERAL COMMENT (2023/XX/02): Trailing docs did not contain any docs to clear this exception.									2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2014)
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2014,  Most Recent Tax Return End Date 12/XX/2012, Tax Return Due Date 03/XX/2014. (XXX XXX/Partnership)
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: The Loan Originator's Name and Identifier Numbers could not be found on the NMLS search.					-
204856193	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2019	10/XX/2019	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - Missing Document: Tax Certificate not provided											2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - ARM Disclosure Timing Test: Evidence the Consumer Handbook on Adjustable-Rate Mortgages was provided to the Borrower within three days of application is missing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet disclosure is missing in file.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling Disclosure and List of Organizations is missing from the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856270	XXX	XXX	XXX		A	XXX	$XXX	WA	6/XX/2017	5/XX/2017	Primary	Purchase	Safe Harbor QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2017)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 06/XX/2017 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/06/XX/2017)
[2] Federal Compliance - TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 06/XX/2017 disclosed a Product that does not match the actual product for the loan.  Additional AIR/AP table failures could apply for loans with an adjustable rate or adjustable payment with incorrect Product disclosure. (Final/06/XX/2017)

Federal Compliance - ARM Disclosure Timing Test: Associated provided document earliest document was not provided
Federal Compliance - CHARM Booklet Disclosure Status: Document missing
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Document missing
Federal Compliance - TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: Actual payment amount is not matching due to the product type is ARM payment will be changed
Federal Compliance - TRID Final Closing Disclosure Product Testing: Actual payment amount is not matching due to the product type is ARM payment will be changed
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856156	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2016	5/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of  $XXX is less than Cash From Borrower $XXX.
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 14.00.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 06/XX/2016; Disbursement Date: 06/XX/2016; Note Date: 06/XX/2016; Transaction Date: 06/XX/2016
																									Available for Closing is insufficient to cover Cash From Borrower. E-sign Consent Agreement is missing in file. File is missing evidence of borrower's receipt of the Heloc funds. Hazard Insurance Coverage Amount is insufficient please provide replacement cost estimator document. Mortgage statment is missing in file for property address XXX, CA. The Hazard Insurance Policy Effective Date is after the later of the disbursement, note or transaction date.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016) [2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three business days prior to consummation. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three business days prior to closing.					-
204856162	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2016	5/XX/2016	Primary	Refinance Rate/Term	ATR Fail	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - REO Documents are missing.: Address: XXX, CA Insurance Verification, Statement	E-sign Consent Agreement is missing. Insurance Verification, Statement, Tax Verification are missing
SELLER - GENERAL COMMENT (2023/XX/18): XXX: property profile in file showing $XXX taxes HOI in file showing annual premium of $XXX. Property profile in file for XXX showing $XXX taxes. HOI in file showing $XXX annual premium.
REVIEWER - GENERAL COMMENT (2023/XX/22): Missing statement to confirm monthly P&I payment for property in XXX. Both properties HOI provided do not specify the annual premium. Tax verification was provided for both properties. Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/22): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Insurance Verification, Statement, Tax Verification
Statement, Tax Verification
REVIEWER - GENERAL COMMENT (2023/XX/15): File is still missing the recent mortgage statement and insurance verification for XXX.
SELLER - GENERAL COMMENT (2023/XX/25): Provided property profiles and HOI policy supporting amounts used in qualifying.
REVIEWER - GENERAL COMMENT (2023/XX/27): EXCEPTION HISTORY - Exception Detail was updated on 09/XX/2023 PRIOR Exception Detail: Address: XXX, CA, Address: XXX, XXX, CA
EXCEPTION HISTORY - Exception Explanation was updated on 09/XX/2023 PRIOR Exception Explanation: Insurance Verification, Statement
Insurance Verification
REVIEWER - GENERAL COMMENT (2023/XX/27): File missing a current mortgage statement and the insurance verification. Neither were provided in the original image file or trailing docs.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Partnership status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/Partnership)
[3] Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current S-Corp status due to most recent Tax Return end date is older than 120 days before Closing Date, and one of these docs is required yet missing:  Audited/Third Party P&L, CPA Letter, or other Third Party Verification. (XXX XXX/S-Corp)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2016)
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/Partnership)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 05/XX/2016,  Most Recent Tax Return End Date 12/XX/2014, Tax Return Due Date 03/XX/2016. (XXX XXX/Partnership)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)

Federal Compliance - Check Loan Designation Match - ATR: Loan redesignated to Non QM.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - General Ability To Repay Provision Employment - Partnership Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - General Ability To Repay Provision Employment - S-Corp Test: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Individual Loan Originator not in approved license status to conduct loan origination activities.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - Self-Employed Tax Return Recency - ATR: Missing two years most recent signed and dated personal and busioness tax returns, P&L and balance sheets, and two years K-1's.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.

SELLER - GENERAL COMMENT (2023-09-25): Loan meets ATR even if it is a General ATR/Non QM loan.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Provided IRS tax transcripts provided by third party.  Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans and tax transcripts are used to income qualify. Provided tax transcripts.  See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.
SELLER - GENERAL COMMENT (2023-08-18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The guidelines provided for the loan review require most recent tax returns, third party verification of business existence, a YTD P&L Statement and a Balance Sheet which are missing.
REVIEWER - GENERAL COMMENT (2023-09-15): No income documents were provided in the trailing documents recently provided.
SELLER - GENERAL COMMENT (2023-09-25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.
REVIEWER - GENERAL COMMENT (2023-09-27): DD is unable to clear. This is a Safe Harbor QM requirement. Loan was submitted with a Safe Harbor QM Loan designation. Condition remains.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): Per uw commentary on income analysis, Affluent Guidelines were used which allows business returns to be waived & income calc determined from income reporting on the 1040s in instances when business returns have not been provided. A hybrid calculation was performed for this transaction. Transcripts were provided & match returns in file.

GENERAL COMMENT (2023/XX/18): XXX: property profile in file showing $XXX taxes HOI in file showing annual premium of $XXX. Property profile in file for XXX showing $XXX taxes. HOI in file showing $XXX annual premium.

GENERAL COMMENT (2023/XX/25): Loan meets ATR even if it is a General ATR/Non QM loan.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

GENERAL COMMENT (2023/XX/25): Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans. See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'.

GENERAL COMMENT (2023/XX/25): Provided IRS tax transcripts provided by third party.  Disagree with interpretation of ATR requirements. Loan was underwritten using the "Affluent Market" guidelines which is similar to Portfolio Express low-doc loans and tax transcripts are used to income qualify. Provided tax transcripts.  See XXX section 505-3.3.2, which state: "Borrowers must sign the 4506-C authorizing XXX to obtain two (2) years of tax transcripts. Qualifying income is calculated using the tax transcripts.... Profit & Loss Statements: Not required if the Borrower is self-employed in the same or similar business for at least five (5) years and not experiencing a decline in income > 20%."  Income is qualified using tax transcripts and if some income docs are provided, it does not require additional years or docs to be chased down to 'complete a set'. Tax transcripts provided, which are sufficient for this loan program to qualify without additional docs.

GENERAL COMMENT (2023/XX/25): Provided property profiles and HOI policy supporting amounts used in qualifying.
																																														TILA ATR/QM
204856361	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2018	12/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2023 Disaster End Date: XX/XX/XXXX Disaster Name: XXX Disaster Declaration Date: XX/XX/XXXX [3] Income Documentation - Income documentation requirements not met.	File is missing signed/dated 1040's, signed/dated year to date balance sheet, third party verification dated within 21 days prior to note date verifying dates of operation, good standing and active at closing.
SELLER - GENERAL COMMENT (2023/XX/18): loan closed in January 2018.
REVIEWER - GENERAL COMMENT (2023/XX/21): Post dated disaster inspection is required for loans in designated disaster area. Exception remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster Inspection is required to verify no damage to the Subject.  Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/28): Only the third party verification was provided. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/18): tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)
REVIEWER - GENERAL COMMENT (2023/XX/22): Guidelines reflect (Self-Employed Income Analysis) Portfolio Programs a Balance Sheet is required through the most recent quarter. Provide missing Balance Sheet. Guidelines further reflect when tax returns are in file the Borrower must sign the tax returns at or before closing. Provide fully executed and complete 2015 and 2016 Form 1040. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/05): Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.
REVIEWER - GENERAL COMMENT (2023/XX/07): Per lender guides, 1/XX/2017 section 303-3.1.1, a year to date P&L and balance sheet is required. File contains the P&L, however the balance sheet remains missing.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			2	B	B	B	B
[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77137)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Redesignated to NonQM.
Application / Processing - Missing Document: Missing Lender's Initial 1003: The initial 1003 was not signed by the borrower.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																										REVIEWER - GENERAL COMMENT (2023-07-28): Trailing docs did not contain any docs to clear this exception.
GENERAL COMMENT (2023/XX/18): loan closed in January 2018.

GENERAL COMMENT (2023/XX/18): tax returns do not need to be signed, as 4506 has been processed. There is no Cost of Goods Sold reflected on Schedule C, therefore a Balance Sheet is not required per guidelines. Verification of employment in good standing printed 1/XX/2018 (3 days prior to the note date)

GENERAL COMMENT (2023/XX/05): Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials.  Additionally, XXX guidelines do not require a balance sheet for Schedule C businesses when the company does not carry inventory. Verification that the Borrower's business is currently in existence and activehas been verified by a XXX employee 3 days prior to note date.

GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.

GENERAL COMMENT (2023/XX/25): Disagree; Provided tax transcripts, as XXX guidelines allow validated IRS transripts provided by 3rd party in lieu of signed financials (see XXX section 302-1.1.7).  Additionally, XXX guidelines (XXX section 302-2.1.3) state YTD Balance Sheets are not required for Schedule C businesses unless the business carries an inventory.  Verification that the Borrower's business is currently in existence and active, has been verified by a XXX employee 3 days prior to note date.
																																														-
204856249	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2018	10/XX/2018	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2018	E-sign Consent Agreement is missing. File does not contain documentation to verify if condo was deemed warrantable.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2018)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 10/XX/2018,  Most Recent Tax Return End Date 12/XX/2016, Tax Return Due Date 03/XX/2018. (XXX XXX/S-Corp)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)

Federal Compliance - Check Loan Designation Match - QM: As per credit guidelines loan designation is Safe Harbor QM.
Federal Compliance - S-Corp Income Documentation Test: The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of appraisal delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
Federal Compliance - Self-Employed Tax Return Recency: The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: The initial application date is not verified in the loan file, unable to verify timing of income documents, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				TILA ATR/QM
204856218	XXX	XXX	XXX		A	XXX	$XXX	CA	9/XX/2017	8/XX/2017	Second Home	Purchase	Non QM	2	B	B	B	B						[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 10/XX/2017; Disbursement Date: 09/XX/2017; Note Date: 09/XX/2017; Transaction Date: 09/XX/2017	The hazard insurance policy effective date is offer the funds disbursed please provide on the time hazard insurance document.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/08/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017)
Federal Compliance - TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/08/XX/2017)
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report Fee was last disclosed as $XXX on Initial closing disclosure but disclosed as $XXX on Final Closing Disclosure.  Cure of $XXX was provided.
																																										REVIEWER - CURED COMMENT (2023-05-24): Sufficient Cure Provided At Closing				-
204856152	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2018	3/XX/2018	Primary	Refinance Cash-out - Other	Safe Harbor QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 85.00000% exceeds Guideline combined loan to value percentage of 80.00000%. [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	The maximum TLTV is 80% based on the guidelines provided, however the loan exceeds the maximum allowed. Estimated replacement cost not provided.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in the file
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Documents are missing in the file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account disclosure is missing in the file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: CD dated 05/XX/2018 was not signed by borrower so it is defaulting to 3 business days after issue date. Evidence of Earlier borrower receipt date was not found in file.
																																														-
204856184	XXX	XXX	XXX		A	XXX	$XXX	CA	1/XX/2017	11/XX/2016	Primary	Purchase	Safe Harbor QM	2	B	B	B	B
[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
[3] Income Documentation - Income Docs Missing:: Borrower: XXX VVOE - Employment Only
[3] Income Documentation - Income documentation requirements not met.
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2013
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1987
																									File is missing a VVOE for this borrower's wage employment and a third party verification dated within 21 days prior to the note date verifying the dates of operation, good standing and active at closing. File is missing a VVOE for this borrower's wage employment and a third party verification dated within 21 days prior to the note date verifying the dates of operation, good standing and active at closing. File is missing third party verification dated with 21 days of note date for self employment and VVOE dated within 10 business days for wage earners
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): Loan default tested to ATR/QM requirements due to missing VVOE for each Borrower.  A VVOE dated within 10 business days of the note date as required by the AUS was not located.
REVIEWER - GENERAL COMMENT (2023/XX/21): EXCEPTION HISTORY - Exception Explanation was updated on 08/XX/2023 PRIOR Exception Explanation: Third Party Verification, VVOE - Employment Only
SELLER - GENERAL COMMENT (2023/XX/18): XXX VVOE dated 1/XX/2017 in file under Other_Income|Self Employment Verification 2 pgs.
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE verifying B1 employment with XXX and B2 employment with XXX was not located.
SELLER - GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE dated within 10 business days of the note date as required by the AUS was not located.
SELLER - GENERAL COMMENT (2023/XX/18): XXX is self employed + VVOE dated 1/XX/2017 in file under Other_Income|Self Employment Verification 2 pgs.
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE das required by the guidelines is missing.
SELLER - GENERAL COMMENT (2023/XX/18): Missing VVOE within 10 business days of Note.
REVIEWER - GENERAL COMMENT (2023/XX/21): A VVOE das required by the guidelines is missing.
																																			2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/11/XX/2016)
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 01/XX/2017 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception GENERAL COMMENT (2023/XX/18): XXX is self employed + VVOE dated 1/XX/2017 in file under Other_Income|Self Employment Verification 2 pgs. GENERAL COMMENT (2023/XX/18): Missing VVOE within 10 business days of Note. GENERAL COMMENT (2023/XX/18): XXX VVOE dated 1/XX/2017 in file under Other_Income|Self Employment Verification 2 pgs.			-
204856182	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2015	6/XX/2015	Primary	Purchase	Non QM	3	C	C	C	C						[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification [3] Income Documentation - REO Documents are missing.: Address: XXX, CA, Address: XXX, HI Insurance Verification, Statement, Tax Verification Insurance Verification, Statement, Tax Verification	File is missing the following: Third party verification dated within 21 days prior to closing verifying borrower's dates of operation, good standing and active at closing for XXX and Third party verification dated within 21 days prior to closing verifying borrower's dates of operation, good standing and active at closing and 2014 K1 for XXX REO document missing for XXX Tax verification and insurance verification										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Rental Income Documentation - Schedule E Method Test: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement and/or Tax Return not provided. (XXX/Schedule E)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX, LLP/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency: Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX, LLP/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - Self-Employed Tax Return Recency - ATR: Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date 06/XX/2015,  Most Recent Tax Return End Date 12/XX/2013, Tax Return Due Date 04/XX/2015. (XXX XXX/Schedule K-1 less than 25 Percent)
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.

Federal Compliance - Check Loan Designation Match - QM: Verification of Safe Harbor Loan Designation was not provided.
Federal Compliance - Rental Income Documentation - Schedule E Method Test: Rental income documentation requirement not met for XXX. Lease Agreement and/or Tax Return not provided hence please provide document
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet is missing in loan file .
Federal Compliance - TILA NMLSR - Individual Originator License Status Not Approved: unable to  find Loan Originator XXX #XXX- NMLS detail on NMLS site  hence license issue date  entered as 1/XX/2011 and status date enter 1/XX/2011 because it was not allowing to run compliance and unable to proceeds further  - one touch review
Federal Compliance - TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: unable to  find Loan Originator XXX #XXX- NMLS detail on NMLS site  hence license issue date  entered as 1/XX/2011 and status date enter 1/XX/2011 because it was not allowing to run compliance and unable to proceeds further  - one touch review
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Booklet Status is missing in loan file
Federal Compliance - Self-Employed Tax Return Recency: This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.
Federal Compliance - Self-Employed Tax Return Recency: This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.
Federal Compliance - Self-Employed Tax Return Recency: This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.
Federal Compliance - Self-Employed Tax Return Recency - ATR: This EV2 exception is for informational purposes due to the most recent tax returns for 2014 are on extension at the time of closing.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): he "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply hence please provide revised document
																																														TILA ATR/QM
204856200	XXX	XXX	XXX		A	XXX	$XXX	WA	12/XX/2016	11/XX/2016	Primary	Purchase	Non QM	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12403218)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/12/XX/2016)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 2,220.01 on Final Closing Disclosure provided on 12/XX/2016 are underdisclosed. (Final/12/XX/2016)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - Check Loan Designation Match - QM: Loan designation is Safe Harbor. File is missing the required 2 year employment history and is testing to ATR QM requirements.
Federal Compliance - QM Employment History: Loan designation is Safe Harbor. File is missing the required 2 year employment history and is testing to ATR QM requirements.
Federal Compliance - ARM Disclosure Status Test: ARM Disclosure not provided to the borrower within 3 days of originator application date.
Federal Compliance - CHARM Booklet Disclosure Status: Charm Booklet was not provided to the borrower.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower within 3 days of closing was not provided.  Appraisal Waiver was also not provided.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal delivered to borrower within 3 days of closing was not provided and appraisal waiver was also not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of originator application date not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Hazard insurance amount of $XXX monthly was not added as part of the Non escrowed property cost.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Evidence of earlier borrower receipt was not found in file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														TILA ATR/QM
204856272	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2017	6/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017)
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 07/XX/2017 are underdisclosed. (Final/07/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77176)

Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet was not provided.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: The guidelines require 10/1 ARMS to be qualified using the Note rate, causing the loan to waterfall through the QM Testing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Initial 1003 is not available on file.
Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Initial escrow account statement is not provided.
Federal Compliance - TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: Hazard insurance lender used to qualify is $XXX why what is provided on the HOI is $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower.
																																														-
204856215	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2016	4/XX/2016	Primary	Purchase	Non QM	3	C	C	C	C						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	The e-sign consent agreement is missing.										3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
[3] Federal Compliance - Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX Retired/Pension)
[3] Federal Compliance - Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX Retired/Social Security)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2016)
[2] Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2016)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7507)

Federal Compliance - Check Loan Designation Match - QM: File is missing the award letter as required by Safe Harbor.
Federal Compliance - Retirement Documentation: File is missing the award letter as required by Safe Harbor.
Federal Compliance - Social Security Documentation: File is missing the award letter as required by Safe Harbor.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Loan file is missing documentation appraisal was provided to the borrower at least 3 days prior to closing.
Federal Compliance - TRID Initial Loan Estimate Timing Electronically Provided: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 03/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/03/XX/2016)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														TILA ATR/QM
204856274	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2018	2/XX/2018	Primary	Purchase	Non QM	2	B	B	B	B
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.: Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX Bank // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Money Markets / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX
[3] Income Documentation - REO Documents are missing.: Address: XXX, HI Tax Verification
[3] Income Documentation - REO Documents are missing.: Address: XXX, HI, Address: XXX, MT Statement
Insurance Verification, Tax Verification
[3] Insufficient Coverage - The Hazard Insurance Policy effective date is after the funds disbursed.: Hazard Insurance Policy Effective Date 04/XX/2018; Disbursement Date: 04/XX/2018; Note Date: 04/XX/2018; Transaction Date: 04/XX/2018
																									E-sign Consent Agreement is missing. Provided One month Bank Statement. Guidelines require most recent 2 months. Insurance Verification, Tax Verification are missing Hazard Insurance Policy Effective Date 04/XX/2018	BUYER - GENERAL COMMENT (2023/XX/31): Utilized updated BPO to access no damage at property REVIEWER - GENERAL COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage. REVIEWER - RE-GRADED COMMENT (2023/XX/01): BPO provided prior to disaster end date does not reflect damage.									2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)

Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.
																																												Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $XXX. Property inspected post disaster but pre-FEMA declaration of disaster end date. The representative FICO score exceeds the guideline minimum by at least 40 points.		-
204856345	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2018	6/XX/2018	Primary	Purchase	ATR Fail	3	C	C	C	C																	3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Net Proceeds from Sale of property/Equity On Sold Property)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 33,813.15 on Final Closing Disclosure provided on 07/XX/2018 are underdisclosed. (Final/07/XX/2018)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)

Federal Compliance - Check Loan Designation Match - ATR: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail due borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
Federal Compliance - General Ability To Repay Provision Income and Assets - Assets: Borrower sold departure residence and funds were transferred to the title company. The closing statement and wired confirmation is after Note date.
Federal Compliance - CHARM Booklet Disclosure Status: The file is missing copy of CHARM Booklet.
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Verification appraisal was delivered to borrower was not provided.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The final CD disclosed the Amount of Total Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) and homeowners insurance ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Title - Document Preparation Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.

REVIEWER - GENERAL COMMENT (2023-07-27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
BUYER - GENERAL COMMENT (2023-06-12): ATR related docs
REVIEWER - GENERAL COMMENT (2023-06-13): Trailing documents submitted and nothing new related to asset issue provided.  Finding remains open.
REVIEWER - GENERAL COMMENT (2023-07-27): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): Only proided EST Hud for sale of departure residence dated 7/XX/2018 and verf refund to borrowers of $XXX . No final settlement statement provided in file.
REVIEWER - GENERAL COMMENT (2023-08-22): The Final Settlement Statement and Wire Transfer for the sale of the property at XXX was complete on 7/XX/2018 which is after the 7/XX/2018 subject note date.  No additional documentation provided.  Exception remains.
SELLER - GENERAL COMMENT (2023-09-25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023-09-26): No supporting trailing documentation was provided to clear this exception. Exception remains.
REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.

GENERAL COMMENT (2023/XX/18): Only proided EST Hud for sale of departure residence dated 7/XX/2018 and verf refund to borrowers of $XXX . No final settlement statement provided in file.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception
																																														TILA ATR/QM
204856337	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2017	11/XX/2017	Primary	Purchase	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)
[2] Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - CHARM Booklet Disclosure Timing: Consumer Handbook on Adjustable Rate Mortgages was provided on 12/XX/2017, not within 3 days of application date 11/XX/2017.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal Without Waiver document is missing in the file.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.
Federal Compliance - TRID Revised Loan Estimate Timing Before Closing: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
																																														-
204856343	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2020	10/XX/2020	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Application / Processing - Missing Document: Approval not provided [2] General - Loans with an application date after 10/XX/2020 using a LIBOR Index are not Agency Salable.: Index: LIBOR - 1 Year (Daily); Note Date: 12/XX/2020	Approval document was not received										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2020)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75117)

Federal Compliance - ARM Disclosure Timing Test: Signed/dated ARM disclosure was received within 3 days of application date
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing
Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of borrower's receipt of the appraisal was not included in the file.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.				-
204856325	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2017	11/XX/2016	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is missing in file, Please provide.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2016)

Federal Compliance - ARM Disclosure Timing Test: Application date is 11/XX/2016 and ARM Disclosure was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure missing in file, Please provide.
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Application date is 11/XX/2016 and  right to receive a copy of the Appraisal Disclosure  was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Application date is 11/XX/2016 and List of Homeownership Counseling Organizations was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.
Federal Compliance - TRID Loan Estimate Timing: Application date is 11/XX/2016 and  Loan Estimate was provided on 11/XX/2016 which is not provided to the borrower within three (3) days of application.
																																														-
204856216	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2019	1/XX/2019	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 86.46261% exceeds Guideline total debt ratio of 45.00000%.
[3] Application / Processing - Missing Document: Fraud Report not provided
[3] Credit Documentation - No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
[3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2007
																									The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%. Fraud report is missing Fraud Report is missing
BUYER - GENERAL COMMENT (2023/XX/12): ATR exceptions
REVIEWER - GENERAL COMMENT (2023/XX/13): Received and updated income documentation. .Final 1003 and 1008 for Borrower shows Base Income of $XXX and Other Schedule E-K-1 Income of $XXX. Worksheet provided shows income of $XXX. Provide worksheet and additional income documentation to support all income as used for the Borrower on the Final 1003, and 1008. DTI exception Remains
REVIEWER - GENERAL COMMENT (2023/XX/01): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023/XX/18): Income Calculation Worksheet in file (first one uploaded) - on page 1 shows W2 wages for B1 being used of $XXX W2 wages for B2 being used of $XXX and if you add those two amounts together $XXX + $XXX = those total the amount of $XXX that shows on 1008 under base income (it appears the UW put the combined amount under B1 however it is the total amount for B1 and B2 W2 income). This page also shows the Total Interest and Dividend Income used of $XXX which is the amount shown as Other Income for B2 on the 1008. This Income Calc Worksheet also shows the Partnership income used of $XXX for B1 which is the amount listed under Other Income for B1 on final 1008. Therefore this Income Calculation Worksheet matches all income used on the final 1008 which keeps the DTI at 36.163/40.072.
REVIEWER - GENERAL COMMENT (2023/XX/22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
REVIEWER - GENERAL COMMENT (2023/XX/07): Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree with DTI error: clarification is being provided to explain how income appears on the application. It is of note that Underwriter accidentally entered B2/XXX wages into they LOS system under B1/XXX's wages as a system entry. Although the wage entry is listed for the wrong borrower, the aggregate income being used is correct for qualifying for the combined borrowers/sources: B1/XXX self-employment income of $XXX/mo using 2017 12 month average to be conservative (with 2018 financials and W2 showing an increase in income) plus B2/XXX wages from XXX ($XXX/mo), wages from XXX ($XXX/mo) plus rental income of $XXX/mo = total income used for qualifying is $XXX/mo resulting in DTI less than 45% (closed at 40.072%). Provided underwriter income workbook, signed appication and final 1008 transmittal to support.
REVIEWER - GENERAL COMMENT (2023/XX/27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): XXX is in the XXX industry (XXX) and is paid by multiple employers which is typical for this industry. There are WVOE's in file and a VVOE 10 business days before note date would not be required for this type of employment as it is based on when the next tour would be.
REVIEWER - GENERAL COMMENT (2023/XX/22): A VVOE would still be required for any position being used as qualifying income. Finding remains open.
SELLER - GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.
REVIEWER - GENERAL COMMENT (2023/XX/26): No supporting trailing documentation was provided to clear this exception. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 86.46261% significantly exceeds the guideline maximum of 45.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019). (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature. (Final/03/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/03/XX/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2019)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - General Ability To Repay Provision Investor Guidelines: Based on the loan failing one or more guideline components, the loan is at ATR risk.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: The qualifying income used by the lender is not supported by documentation in the loan file, resulting in a DTI ratio of 86.46%, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Final Closing Disclosure AIR Table Minimum Interest Rate: Adjustable Interest Rate Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Minimum Interest Rate that does not match the actual minimum interest rate for the loan.
Federal Compliance - TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan.
Federal Compliance - TRID Final Closing Disclosure AP Table First Change: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table First Change Period: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed the Subsequent Changes period according to the disclosed Loan Product
Federal Compliance - TRID Final Closing Disclosure AP Table Interest Only Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 incorrectly disclosed whether the loan contains Interest Only Payments
Federal Compliance - TRID Final Closing Disclosure AP Table Maximum Payment: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Maximum Payment amount and period that does not match the actual terms for the loan
Federal Compliance - TRID Final Closing Disclosure AP Table Subsequent Changes: TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on 03/XX/2019 disclosed a Subsequent Changes period that does not match the actual terms for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2019).
Federal Compliance - TRID Final Closing Disclosure Product Feature Test: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 03/XX/2019 did not disclose a Product Feature for a loan that contains a product feature.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2019). The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
REVIEWER - GENERAL COMMENT (2023-09-07): Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
REVIEWER - GENERAL COMMENT (2023-09-07): Reviewed all original and trailing documentation. The lender is using an additional $XXX in income for the borrower's, however this income is not supported in the loan file.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): N/A; Duplicative Exception
REVIEWER - GENERAL COMMENT (2023-08-22): The income being used to qualify which is supported by the documentation is $XXX/mo for B1 from her business - this includes both the income flowing to her via the K1 and the W2 plus $XXX/mo for the co-borrower from his current work with XXX.  DTI remains excessive and finding remains open.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Response to Lender Comment: XXX is currently only employed with XXX received @$XXX/mo. in incomes. His income with XXX ceased on 10/XX/2018 so is N/A as there is no income provided or verified in 2019. No income documentation or verification was provided for XXX and is also not listed on the F1003 as an active income source as well. The only verifiable income source is for XXX which was used in his income verification. Exception remains.

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): N/A; Duplicative Exception

GENERAL COMMENT (2023/XX/18): XXX is in the XXX industry (XXX) and is paid by multiple employers which is typical for this industry. There are WVOE's in file and a VVOE 10 business days before note date would not be required for this type of employment as it is based on when the next tour would be.

GENERAL COMMENT (2023/XX/18): Income Calculation Worksheet in file (first one uploaded) - on page 1 shows W2 wages for B1 being used of $XXX W2 wages for B2 being used of $XXX and if you add those two amounts together $XXX + $XXX = those total the amount of $XXX that shows on 1008 under base income (it appears the UW put the combined amount under B1 however it is the total amount for B1 and B2 W2 income). This page also shows the Total Interest and Dividend Income used of $XXX which is the amount shown as Other Income for B2 on the 1008. This Income Calc Worksheet also shows the Partnership income used of $XXX for B1 which is the amount listed under Other Income for B1 on final 1008. Therefore this Income Calculation Worksheet matches all income used on the final 1008 which keeps the DTI at 36.163/40.072.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Agree with error, but don't agree with ATR impact based on overall file risk & quality.

GENERAL COMMENT (2023/XX/25): Disagree with DTI error: clarification is being provided to explain how income appears on the application. It is of note that Underwriter accidentally entered B2/XXX wages into they LOS system under B1/XXX's wages as a system entry. Although the wage entry is listed for the wrong borrower, the aggregate income being used is correct for qualifying for the combined borrowers/sources: B1/XXX self-employment income of $XXX/mo using 2017 12 month average to be conservative (with 2018 financials and W2 showing an increase in income) plus B2/XXX wages from XXX ($XXX/mo), wages from XXX ($XXX/mo) plus rental income of $XXX/mo = total income used for qualifying is $XXX/mo resulting in DTI less than 45% (closed at 40.072%). Provided underwriter income workbook, signed appication and final 1008 transmittal to support.
																																														TILA ATR/QM
204856146	XXX	XXX	XXX		A	XXX	$XXX	CA	10/XX/2015	7/XX/2015	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Replacement cost estimator is not provided to cover the shortfall amount.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.

Federal Compliance - ARM Disclosure Timing Test: The ARM Disclosure was supplied to Borrowers 8/XX/2015, more than three days from application date 7/XX/2015.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is not provided in file.
Federal Compliance - General Ability To Repay Provision Investor Qualification Method not Matching ATR: Missing verifications of start and end dates for Borrowers previous employment history.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure is not provided to the borrower within three (3) business days of application.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial TIL was sent to Borrower on 08/XX/2015 and the application date is 07/XX/2015.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): The "Maximum First Five Years" date is is incorrect based on the Interest Only Calculations reflected on the Note.
																																														-
204856176	XXX	XXX	XXX		A	XXX	$XXX	CA	4/XX/2016	2/XX/2016	Primary	Refinance Cash-out - Home Improvement	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Credit Calculation / Analysis - Guideline Requirement: Representative FICO score discrepancy.: Representative FICO score of 738 is less than Guideline representative FICO score of 740.	E-Sign Consent Agreement is not available. Guidelines require a score of 740, however the borrower's score is only 738.										2	B	B	B	B
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2016)
																																									Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is not available in file. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations not available in the file. Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD dated 04/XX/2016 received date is 4/XX/2016 which is after the note date.					-
204856344	XXX	XXX	XXX		A	XXX	$XXX	CA	6/XX/2020	3/XX/2020	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: 401(k)/403(b) Account / Account Number: XXX [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Account statements exceeds the 90 day age of documentation requirement per lender guides. Please provide the April 2020 bank statement for this account. E-sign Consent Agreement was not provided. HOI coverage is insufficient by $XXX. Coverage must be at least the lessor of the Cost new from the appraisal or the loan amount. Provide verification of policy with sufficient coverage OR provide copy of insurer's replacement cost estimate supporting current coverage amount.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2020)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). (Final/06/XX/2020)
[2] Federal Compliance - TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure with the list of 10 counseling organizations provided at time of application is missing.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX. Unable to determine cause for under disclosure due to missing the final fully executed itemization of amount financed.
Federal Compliance - TRID Lender Credit Tolerance Violation: File is missing a valid change of circumstance and no tolerance cure was provided.

REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application.
REVIEWER - GENERAL COMMENT (2023-08-02): EXCEPTION HISTORY - Exception Detail was updated on 08/XX/2023 PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2020). (Final/06/XX/2020)
REVIEWER - GENERAL COMMENT (2023-08-02): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): Agree. CD figures changed from time of closing/final CD to post closing/CD.
REVIEWER - GENERAL COMMENT (2023-08-22): No new data in loan file. exception remains valid.
																																											GENERAL COMMENT (2023/XX/18): Agree. CD figures changed from time of closing/final CD to post closing/CD.			-
204856263	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2019	3/XX/2019	Investment	Refinance Rate/Term	N/A	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 65.30612% exceeds Guideline combined loan to value percentage of 65.00000%. [3] Mortgage / Program Eligibility - Guideline Requirement: Loan to value discrepancy.: Calculated loan to value percentage of 65.30612% exceeds Guideline loan to value percentage of 65.00000%.	LTV exceeds maximum as shown on lender guidelines. The maximum LTV is 65%. LTV exceeds maximum as shown on lender guidelines. The maximum LTV is 65%.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2019)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.					-
204856251	XXX	XXX	XXX		A	XXX	$XXX	CA	7/XX/2019	6/XX/2019	Primary	Refinance Cash-out - Debt Consolidation	Non QM	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Combined loan to value discrepancy.: Calculated combined loan to value percentage of 84.91803% exceeds Guideline combined loan to value percentage of 80.00000%.	CLTV of 85% exceeds allowable of 80%. Per the guidelines for a cash-out refinance, the CTLV maximum is 80%.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[2] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/XX/20/2019)
																																									Federal Compliance - ARM Disclosure Timing Test: ARM loan program disclosure not provided to the borrower within three (3) days of application. Federal Compliance - CHARM Booklet Disclosure Timing: Provide evidence of earlier delivery. Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: Contact Information: Final Closing Disclosure provided on 07/XX/2019 did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).					-
204856292	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2015	9/XX/2015	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Documentation indicates expanded replacement coverage but no percentage or dollar amount provided.										2	B	B	B	B
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 10/XX/2015, GFE Date: 12/XX/2015 Changed Circumstance not provided for GFE dated 10/XX/2015 from GFE dated 09/XX/2015
Changed Circumstance not provided for GFE dated 12/XX/2015 from GFE dated 11/XX/2015
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
																																									Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed Circumstance not provided.					-
204856322	XXX	XXX	XXX		A	XXX	$XXX	CA	2/XX/2016	12/XX/2015	Primary	Purchase	Non QM	2	B	B	B	B						[3] Missing Document - File does not contain documentation from lender/seller confirming the condo is warrantable.: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2016	File is missing documentation from lender/seller confirming the condo is warrantable.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2016)
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
																																									Federal Compliance - ARM Disclosure Status Test: File is missing a copy of ARM Disclosure. Federal Compliance - CHARM Booklet Disclosure Status: File is missing a copy of CHARM Booklet Disclosure. Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification appraisal was delivered to borrower was not provided. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: File is missing a copy of Initial escrow account statement					-
204856279	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2018	2/XX/2018	Second Home	Refinance Cash-out - Other	ATR Risk	3	C	C	C	C
[3] Asset Documentation - Asset documentation requirements not met.
[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 05/XX/2023
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Third Party Verification
[3] Income Documentation - Income Docs Missing:: Borrower: XXX Paystubs
[3] Income Documentation - Income documentation requirements not met.
[3] Credit Documentation - Missing Document: Credit Report not provided
[3] Income Documentation - REO Documents are missing.: Address: XXX, CA Statement

Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.
Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.
E-Sign Consent Agreement is not provided.
Consecutive 2 months bank statement not provided for assets XXX Account number XXX & XXX.
Verbal Verification of employment must be dated within 10 business days of the Note date on W-2 employees and within 30 calendar days of the Note date on self employed borrowers. The third party verification for the borrower exceeds the 30 day requirement.
Paystub is not provided for Borrower XXX for employer XXX.
Missing balance sheet and paystubs.
Credit Report is not provided. Debts taken from 1003 in file.
Mortgage statement is not provided for REO property XXX, CA.

SELLER - GENERAL COMMENT (2023/XX/18): Disagree; XXX guidelines did not require a re-inspection for this property prior to loan closing.
REVIEWER - GENERAL COMMENT (2023/XX/18): Exception will need to be addressed. DD is unable to clear.
REVIEWER - GENERAL COMMENT (2023/XX/03): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/03): Trailing docs did not contain any docs to clear this exception.
REVIEWER - GENERAL COMMENT (2023/XX/03): Credit report was shown as uploaded but our system shows a file containing content that is not permitted in this storage location has been quarantined.  Condition remains.
REVIEWER - GENERAL COMMENT (2023/XX/03): Trailing docs did not contain any docs to clear this exception.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)

Federal Compliance - Check Loan Designation Match - ATR Risk: Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Failure due to missing credit report, consecutive bank statement for XXX - December 2017 to January XX, 2018 and income docs.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Missing evidence when the borrower received a copy of the appraisal.
Federal Compliance - FACTA Disclosure Missing: Disclosure is missing from loan file.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: File does not contain a valid COC for this fee, cure not provided at closing.
																																										REVIEWER - CURED COMMENT (2023-05-26): Sufficient Cure Provided At Closing	GENERAL COMMENT (2023/XX/18): Disagree; XXX guidelines did not require a re-inspection for this property prior to loan closing.			TILA ATR/QM
204856260	XXX	XXX	XXX		A	XXX	$XXX	CA	12/XX/2016	9/XX/2016	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2016)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 8,710.32 on Final Closing Disclosure provided on 12/XX/2016 are underdisclosed. (Final/12/XX/2016)

Federal Compliance - ARM Disclosure Status Test: Evidence the disclosure was provided to the Borrower within three days of application is missing.
Federal Compliance - CHARM Booklet Disclosure Status: Evidence the disclosure was provided to the Borrower within three days of application is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of receipt of appraisal at least 3 days prior to closing not provided.
Application / Processing - Missing Document: Missing Lender's Initial 1003: Lender to provide signed and dated initial 1003.
Federal Compliance - TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - Pre October 2018: The calculated amount of estimated property costs over year 1 is $XXX.  The amount disclosed on page 4 of the final CD is $XXX.
																																										REVIEWER - GENERAL COMMENT (2023-05-30): Missing CHARM Booklet provided within 3 days of application. REVIEWER - GENERAL COMMENT (2023-05-29): Missing Initial signed/dated 1003. REVIEWER - GENERAL COMMENT (2023-05-30): Missing Signed/dated Initial 1003.				-
204856183	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2018	3/XX/2018	Primary	Refinance Rate/Term	Non QM	2	B	B	B	B						[3] Guideline Issue - Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Stocks / Account Number: XXX	Statement end date is from 11/XX/2017. Our Note date is 05/XX/2018.										2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 05/XX/2018 contains a change in loan product and was not received by borrower at least three (3) business days prior to consummation

Federal Compliance - ARM Disclosure Status Test: Missing program ARM Disclsoure.
Federal Compliance - CHARM Booklet Disclosure Status: Missing Charm Booklet disclsoure.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Borrower(s) not provide a copy of each valuation (3) business days prior to consummation.
Federal Compliance - TRID Interim Closing Disclosure Timing Irregular Transactions Test: Two separate closing disclosure were issued on 05/XX/2018 and they contain changes and was not received by the borrower at least three (3) business days prior to consummation.
																																														-
204856304	XXX	XXX	XXX		A	XXX	$XXX	CA	5/XX/2014	4/XX/2014	Primary	Purchase	Non QM	2	B	B	B	B														[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2014	Valuation report is 4/XX/2014, appraiser license issue date is 4/XX/2015 which is after the report date and was not active at the time of appraisal.		2	B	B	B	B
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2014)
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 04/XX/2014 Changed Circumstance not provided for GFE dated 04/XX/2014 from GFE dated 04/XX/2014
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
[2] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" date on the Final TIL does not match the earliest date on which the maximum rate may apply.
[2] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The "First Adjustment" date on the Final TIL does not match the first adjustment date for the loan.

Federal Compliance - ARM Disclosure Status Test: The ARM Disclosure is not dated. Unable to determine when document was provided to Borrower.
Federal Compliance - CHARM Booklet Disclosure Status: CHARM Booklet Disclosure is missing.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Verification of appraisal delivered within three days of closing was not provided to borrower.
Miscellaneous Compliance - (Doc Error) GFE Error: Changed Circumstance not provided.: Changed circumstance is missing for gfe dated 4/XX/2014.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Homeownership Counseling disclosure is missing.
Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: HUD Settlement Booklet is missing.
Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Servicing disclosure is missing.
Federal Compliance - ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Provide evidence of dated disclosure provided to Borrower within three business day of application date.
Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Initial application is 4/XX/2014, Initial Til is 4/XX/2014 which is not within three business days.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Maximum ever date as per Final Til is 7/XX/2023 which does not match.
Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: First change date on note is 6/XX/2024 where as Final Til change date is 07/XX/2021 which does not match.
																																														-
204856339	XXX	XXX	XXX		A	XXX	$XXX	OR	5/XX/2017	2/XX/2017	Primary	Refinance Rate/Term	ATR Risk	3	C	C	C	C
[3] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: Investor qualifying total debt ratio discrepancy.: Calculated investor qualifying total debt ratio of 49.92415% exceeds Guideline total debt ratio of 45.00000%.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Credit Documentation - The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
[2] Insurance Analysis - Hazard Insurance Policy expires within 90 days of the Note Date.: Hazard Insurance Policy Expiration Date 05/XX/2017, Note Date 05/XX/2017
																									The DTI ratio exceeds the maximum allowed. The lender did not include the child support payment of the borrower, resulting in a DTI ratio of 49.92%. Hazard Insurance Coverage Amount is insufficient. The private mortgage payment history for the borrower is missing from the loan file. Hazard Insurance Policy expires within 90 days of the Note Date.
SELLER - GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.
REVIEWER - GENERAL COMMENT (2023/XX/18): The DTI of 49.765% is due to qualification method on an Interest Only loan. Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Unclear how DTI is said to be 49.765% when system calculates qualifying payment payment for interest only loans and final 1003/08 shows final qualifying DTI is 42.548% within max allowed. Please provide clarification.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/18): Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.
REVIEWER - GENERAL COMMENT (2023/XX/18): Per lender guides, 306-3.2, Minimum verification requirements for the Borrower's housing payment history includes both current and prior housing payment (mortgage and/or rental) histories for the most recent twelve (12) months (or the length of housing payment history if less than 12 months). Condition remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Please clarify the issue. The credit report in file validates the 12mo housing payment history requirement by providing verification of housing/mortgage payment for more than 12 mos (verifies 37 mos). Is there a different issue or a specific reason this does not satisfy requirements?
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. The Borrower is not a FTHB and does not have a valid verification of mortgage history on the Credit report as only the co-borrower does.  Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.92415% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2017)
[2] Federal Compliance - Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.98493% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.98493%).
[2] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7564)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - Check Loan Designation Match - ATR Risk: The file is missing the VOM for the borrower's private mortgage and the DTI exceeds the maximum allowed, causing the loan to waterfall through the QM Testing.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: The file is missing the VOM for the borrower's private mortgage and the DTI exceeds the maximum allowed, causing the loan to waterfall through the QM Testing.
Federal Compliance - General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: The DTI exceeds the maximum allowed, causing the loan to waterfall through the QM Testing.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7567)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7564)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7561)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7520)
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)

SELLER - GENERAL COMMENT (2023-08-18): same as above. Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.
Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.
REVIEWER - GENERAL COMMENT (2023-08-18): Per lender guides, 306-3.2, Minimum verification requirements for the Borrower's housing payment history includes both current and prior housing payment (mortgage and/or rental) histories for the most recent twelve (12) months (or the length of housing payment history if less than 12 months). Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Disagree; Please clarify the issue. The credit report in file validates the 12mo housing payment history requirement by providing verification of housing/mortgage payment for more than 12 mos (verifies 37 mos). Is there a different issue or a specific reason this does not satisfy requirements?
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. The Borrower is not a FTHB and does not have a valid verification of mortgage history on the Credit report as only the co-borrower does.  Exception remains.
BUYER - GENERAL COMMENT (2023-06-12): ATR Related
REVIEWER - GENERAL COMMENT (2023-06-13): Newly uploaded documentation does not address the causes for the exception. Exception remains
REVIEWER - GENERAL COMMENT (2023-08-01): Trailing docs did not contain any docs to clear this exception.
SELLER - GENERAL COMMENT (2023-08-18): Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.
Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.
REVIEWER - GENERAL COMMENT (2023-08-18): Per lender guides, all mortgages must be verified and the DTI of 49.765% is due to qualification method on an Interest Only loan. Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Duplicate and/or waterfall exception
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. The Borrower is not a FTHB and does not have a valid verification of mortgage history on the Credit report as only the co-borrower does.  Exception remains.
SELLER - GENERAL COMMENT (2023-08-18): Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.
REVIEWER - GENERAL COMMENT (2023-08-18): The DTI of 49.765% is due to qualification method on an Interest Only loan. Condition remains.
SELLER - GENERAL COMMENT (2023-09-25): Unclear how DTI is said to be 49.765% when system calculates qualifying payment payment for interest only loans and final 1003/08 shows final qualifying DTI is 42.548% within max allowed. Please provide clarification.
REVIEWER - GENERAL COMMENT (2023-09-27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.

GENERAL COMMENT (2023/XX/18): Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.
Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

GENERAL COMMENT (2023/XX/18): Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

GENERAL COMMENT (2023/XX/18): same as above. Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.
Dispute: Final DTI per the final 1008 is 42.548% which consists of $XXX PITIA and $XXX all other payments against the calculated income of $XXX/mo.

GENERAL COMMENT (2023/XX/18): Dispute: Credit report indicates 12 mo. on time payments of XXX #XXX reviewed for 37 mo. as is acceptable in lieu of additional VOM.

GENERAL COMMENT (2023/XX/25): Duplicate and/or waterfall exception

GENERAL COMMENT (2023/XX/25): Unclear how DTI is said to be 49.765% when system calculates qualifying payment payment for interest only loans and final 1003/08 shows final qualifying DTI is 42.548% within max allowed. Please provide clarification.

GENERAL COMMENT (2023/XX/25): Unclear how DTI is said to be 49.765% when system calculates qualifying payment payment for interest only loans and final 1003/08 shows final qualifying DTI is 42.548% within max allowed. Please provide clarification.

GENERAL COMMENT (2023/XX/25): Disagree; Please clarify the issue. The credit report in file validates the 12mo housing payment history requirement by providing verification of housing/mortgage payment for more than 12 mos (verifies 37 mos). Is there a different issue or a specific reason this does not satisfy requirements?

GENERAL COMMENT (2023/XX/25): Disagree; Please clarify the issue. The credit report in file validates the 12mo housing payment history requirement by providing verification of housing/mortgage payment for more than 12 mos (verifies 37 mos). Is there a different issue or a specific reason this does not satisfy requirements?
																																														TILA ATR/QM
204856262	XXX	XXX	XXX		A	XXX	$XXX	IL	11/XX/2017	9/XX/2017	Primary	Refinance Cash-out - Other	Non QM	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Income Documentation - Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2008	VVOE for borrower;s income is missing in file.							[3] Appraisal Data Integrity - Appraiser's license or certification was not active at the time of the appraisal.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2017			2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 11/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/11/XX/2017)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7580)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
																																									Federal Compliance - TRID Final Closing Disclosure Contact Information - Lender: This loan has Broker as the Origination Channel. Lender Contact name and NMLS is not disclosed for Lender. Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No Cure Provided Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: No Cure Provided	REVIEWER - CURED COMMENT (2023-05-28): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2023-05-28): Sufficient Cure Provided At Closing				-
204856178	XXX	XXX	XXX		A	XXX	$XXX	WA	12/XX/2017	10/XX/2017	Investment	Purchase	N/A	1	A	A	A	A						[3] Asset Documentation - Guideline Issue:Insufficient asset documentation.: Financial Institution: JPMorgan XXX Bank, N.A // Account Type: Checking / Account Number: XXX	Lender to prove one additional bank statement for JPMorgan XXX #4254 dated within 90 days of note date.										1	A	A	A	A							-
204856172	XXX	XXX	XXX		A	XXX	$XXX	CA	3/XX/2019	2/XX/2019	Primary	Purchase	ATR Fail	3	C	C	C	C
[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
[3] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: 02/XX/2019
Disaster End Date: XX/XX/XXXX
Disaster Name: XXX
Disaster Declaration Date: XX/XX/XXXX
[3] Income Documentation - Income Docs Missing:: Borrower: XXX, Borrower: XXX 1040 (2016), 1040 (2017), 1065, 4506-C (2016), 4506-C (2017), K-1, K-1 (2017)
1040 (2016), 1040 (2018), 1065 (2016), 1065 (2017), 1084 or income worksheet, 4506-C (2017), 4506-C (2018), K-1 (2016), K-1 (2017)
[3] Income Documentation - Income documentation requirements not met.
[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.
[3] Credit Documentation - Missing Document: Occupancy Certificate not provided
																									File is missing signed/dated most recent 2 years personal and business tax returns (XXX), K1's for both borrowers for most recent 2 years (XXX) and 4506-c's. File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower. Insurance coverage of $XXX is insufficient to cover the mortgage amount of $XXX. Occupancy certificate is missing.
SELLER - GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. A Post Disaster inspection verifying no damage was not provided. Exception remains.
REVIEWER - GENERAL COMMENT (2023/XX/15): File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.
SELLER - GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023/XX/27): Received some of the required documents in the trailing documents, still pending the 1084 Income Worksheet for XXX's Income. exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023/XX/27): Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
SELLER - GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023/XX/27): Reviewed trailing documentation. Documents necessary to clear the conditions were not provided. Exception remains.
																																			3	C	C	C	C
[3] Federal Compliance - Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
[3] Federal Compliance - General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
[3] Federal Compliance - General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
[3] Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
[3] Federal Compliance - Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
[2] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019)
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12419949)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2019)

Federal Compliance - Check Loan Designation Match - QM: File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.
Federal Compliance - General Ability To Repay Provision Employment - W-2: Third Party verification of employment was not provided dated with 10 business days of the Note date as required.
Federal Compliance - General Ability To Repay Provision Investor Guidelines: File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.
Federal Compliance - Income/Asset Guideline Deficiency - ATR Impact: File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.
Federal Compliance - Partnership Income Documentation Test: File is missing the most recent 2 years signed/dated 1040s and business returns/K1's for XXX and all income documentation for the primary borrower.
Federal Compliance - ARM Disclosure Status Test: Disclosure is missing
Federal Compliance - CHARM Booklet Disclosure Status: Disclosure is missing
Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Application date is 2/XX, and initial LE is dated 2/XX.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence of borrowers receipt of the appraisal at least 3 business days prior to closing.
Application / Processing - Missing Document: Missing Lender's Initial 1003: File is missing the initial signed/dated application to support the lender's application date.
Federal Compliance - Missing Initial Loan Application No Fees: Application date remains missing
Federal Compliance - NMLS - Missing Evidence of Initial Loan Application Date: Application date remains missing
Federal Compliance - QM Employment History - Current Employment Documentation lacks Date Info: Third Party verification of employment was not provided dated with 10 business days of the Note date as required.
Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Disclosure is missing
Federal Compliance - TRID Loan Estimate Timing: Application date is 2/XX, and initial LE is dated 2/XX.

REVIEWER - GENERAL COMMENT (2023-09-15): File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.
SELLER - GENERAL COMMENT (2023-09-25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023-09-27): Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.
SELLER - GENERAL COMMENT (2023-09-25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023-09-27): Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2023-09-15): File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.
SELLER - GENERAL COMMENT (2023-09-25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023-09-27): Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2023-09-15): File contains no income documentation for XXX. The loan application reflects she is an owner of XXX. There are no income documents to support this income.
SELLER - GENERAL COMMENT (2023-09-25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
REVIEWER - GENERAL COMMENT (2023-09-27): Received some of the pending Income documents, the 1084 for the Co-borrower's Income was not provided in the trailing documents as well as the Verification of Employment for the Borrower. Exception remains.
REVIEWER - GENERAL COMMENT (2023-09-15): Received signed/dated final 1003. The signed/dated initial application remains missing.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Disagree; Disaster declaration date is after loan closing; XXX does not require on-going valuation inspections on closed loans.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.

GENERAL COMMENT (2023/XX/25): Provided final 1003, 1008, income workbook, transcripts (XXX allows to be used in lieu of signed financials), 2 years 1040's, business returns/K1's for XXX, all income docs for primary borrower, LE's, initial & final CD's, occupancy certification signed at closing, verification of subject insurance coverage. Note: XXX/XXX borrowers consent for e-delivery through our borrower portal "Expedite", there is no E-delivery disclosure as it is not required.
																																														TILA ATR/QM
204856242	XXX	XXX	XXX		B	XXX	$XXX	TX	10/XX/2022	9/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2022)
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Copy of appraisal is required to be delivered to borrower within 3 business days prior to closing. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations is missing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee increased from $XXX to $XXX without a valid Changed Circumstance document. No cure provided.					-
204856321	XXX	XXX	XXX		B	XXX	$XXX	TX	10/XX/2022	8/XX/2022	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Transaction Error - Transaction Error: Total Cash-out on a purchase transaction.: Borrower is receiving total cash-out of $XXX on a purchase transaction.	Borrower is receiving total cash-out of $XXX on a purchase transaction.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
[2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2022)

Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Right to receive a copy of the Appraisal Disclosure is not provided within 3 days of the loan application date.
Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing in file.
Federal Compliance - TRID Interim Closing Disclosure Timing Test: Closing Disclosure provided on or after 10/XX/2022 contains a change in APR and was not received by borrower at least 3 business days prior to consummation.
Federal Compliance - TRID Loan Estimate Timing: Loan Estimate not delivered or placed in the mail to Borrower within 3 business days of application.
																																														-
204856234	XXX	XXX	XXX		B	XXX	$XXX	NY	7/XX/2023	5/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2023 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2544701)
[1] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 07/XX/2023 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2544700)
																																									Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure is missing. Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed: Final Closing Disclosure provided on 107/XX/2023 did not disclose the mortgage insurance payment for payment stream 2.	REVIEWER - CURED COMMENT (2024-08-23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-23): Sufficient Cure Provided At Closing				-
204856166	XXX	XXX	XXX		B	XXX	$XXX	FL	3/XX/2023	1/XX/2023	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient, So please provide HOI Policy OR Replacement Cost Estimator										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2023)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7308)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Evidence appraisal was provided to borrower is missing.
Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance violation due to increase of Recording fees from $XXX to $XXX with no valid COC in file. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Cure of $XXX disclosed on the Final Closing Disclosure is insufficient to cover 5 tolerance violations totaling $XXX.
																																														-
204856351	XXX	XXX	XXX		B	XXX	$XXX	FL	5/XX/2023	3/XX/2023	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7308)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient cure is required.					-
204856302	XXX	XXX	XXX		B	XXX	$XXX	TX	4/XX/2023	3/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2023)	Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Missing evidence of appraisal receipt.					-
204856158	XXX	XXX	XXX		B	XXX	$XXX	OH	8/XX/2022	7/XX/2022	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure at Closing.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
																																									State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided Timely): Borrower not provided Right Not To Close Disclosure at Closing. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: 0% tolerance was exceeded by $XXX due to increase of appraisal fee. No valid Change of Circumstance provided, nor evidence of cure in file.					-
204856207	XXX	XXX	XXX		B	XXX	$XXX	NJ	12/XX/2021	11/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Application / Processing - Missing Document: Flood Certificate not provided [3] Loan File - Missing Document: Hazard Insurance Policy not provided [3] Transaction Error - Transaction Error: Total Cash-out on a purchase transaction.: Borrower is receiving total cash-out of $XXX on a purchase transaction.	Gift of Equity transaction. No down payment. Borrower is receiving $XXX cash back on a purchase.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
																																									Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated 12/XX/2022 missing evidence of receipt. Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 signed and dated.	REVIEWER - CURED COMMENT (2024-08-23): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-23): Sufficient Cure Provided At Closing				-
204856237	XXX	XXX	XXX		B	XXX	$XXX	CO	9/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856149	XXX	XXX	XXX		B	XXX	$XXX	WA	9/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing										2	B	B	B	B	[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 09/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/09/XX/2021)	Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties: Final Closing Disclosure provided on 09/XX/2021 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					-
204856310	XXX	XXX	XXX		B	XXX	$XXX	MI	8/XX/2021	6/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A						[3] Application / Processing - Missing Document: Fraud Report not provided											1	A	A	A	A	[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.	REVIEWER - CURED COMMENT (2024-08-24): Sufficient Cure Provided At Closing				-
204856359	XXX	XXX	XXX		B	XXX	$XXX	NJ	8/XX/2021	6/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower					-
204856288	XXX	XXX	XXX		B	XXX	$XXX	NJ	9/XX/2021	8/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
																																									Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: List of Homeownership Counseling Organizations was not provided. Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Disclosed Amount Financed $XXX. Calculated Amount Financed $XXX. Variance of $XXX. Federal Compliance - TRID Final Closing Disclosure Finance Charge: Disclosed Finance Charge of $XXX. Calculated Finance Charge of $XXX. Variance of -$XXX.					-
204856299	XXX	XXX	XXX		B	XXX	$XXX	CA	11/XX/2021	9/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement [3] Loan File - Missing Document: Hazard Insurance Policy not provided	File is missing Hazard insurance										2	B	B	B	B	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7506) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Appraisal Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.					-
204856294	XXX	XXX	XXX		B	XXX	$XXX	NY	12/XX/2021	8/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met	The AUS required an interior and exterior appraisal. However, only an exterior appraisal was provided.										2	B	B	B	B	[2] Federal Compliance - TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: The Loan discount point was previously disclosed on the loan estimate as $XXX but it increased on the closing disclosure to $XXX with no cure provided to the borrower.					-
204856365	XXX	XXX	XXX		B	XXX	$XXX	NY	10/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
																																									Application / Processing - Missing Document: Missing Lender's Initial 1003: Missing Initial 1003 signed and dated. Federal Compliance - RESPA Disclosure - List of Homeownership Counseling Organizations Missing: Missing List of Homeownership Counseling Organizations disclosure. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Missing List of Homeownership Counseling Organizations disclosure.					-
204856327	XXX	XXX	XXX		B	XXX	$XXX	CA	10/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856256	XXX	XXX	XXX		B	XXX	$XXX	NJ	11/XX/2021	7/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower. (9300)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)

Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.
Federal Compliance - TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX exceeds tolerance of -$XXX. Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
																																														-
204856167	XXX	XXX	XXX		B	XXX	$XXX	IL	9/XX/2021	4/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856259	XXX	XXX	XXX		B	XXX	$XXX	NV	10/XX/2021	9/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	1	A	A	A	A						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Hazard Insurance Coverage Amount is insufficient. Required replacement cost estimator or Hazard Insurance policy with sufficient replacement cost.										1	A	A	A	A							-
204856221	XXX	XXX	XXX		B	XXX	$XXX	NJ	11/XX/2021	9/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856264	XXX	XXX	XXX		B	XXX	$XXX	NY	11/XX/2021	8/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Missing Document - E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement	E-Sign Consent Agreement is not provided.										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Client:5057/09/XX/2021)
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Waiver Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7529)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7334)
																																										REVIEWER - CURED COMMENT (2024-08-22): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-22): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-22): Sufficient Cure Provided At Closing				-
204856143	XXX	XXX	XXX		B	XXX	$XXX	OH	10/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - FACTA Disclosure Missing: Facta disclosure is missing in loan file State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act disclosure is missing in loan file State Compliance - Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided): hio Consumer Sales Practices Act disclosure is missing in loan file	REVIEWER - CURED COMMENT (2024-08-27): Sufficient Cure Provided At Closing				-
204856188	XXX	XXX	XXX		B	XXX	$XXX	NY	4/XX/2022	12/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] AUS Discrepancy / Guidelines Discrepancy - AUS/Guideline Findings: All conditions were not met [3] Asset Calculation / Analysis - Available for Closing is insufficient to cover Cash From Borrower.: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX. [3] Insurance Documentation - Missing Document: Mortgage Insurance Certificate (MIC) not provided	Missing LP required MI Certificate and Housing Counseling Certificate. Asset account #XXX has a large deposit of $XXX which is the source of the earnest money funds. The file only contains a letter from the borrower for source/seasoning, further documentation to verify was not located. Excluding this deposit/earnest money deposit the Borrower is short funds to close. Missing MI Certificate with 25% coverage as required by LP.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. [2] Federal Compliance - TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/01/XX/2022)	Federal Compliance - ECOA Appraisal Disclosure - ECOA Timing: Application date is 12/XX/2021 and earliest disclosure in file is 1/XX/2021. Federal Compliance - TRID Loan Estimate Timing: Application date is 12/XX/2021 and earliest disclosure in file is 1/XX/2021.					-
204856155	XXX	XXX	XXX		B	XXX	$XXX	SC	9/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	1	A	A	A	A																	1	A	A	A	A							-
204856203	XXX	XXX	XXX		B	XXX	$XXX	IL	9/XX/2021	8/XX/2021	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: Missing FACTA disclosure.					-
204856214	XXX	XXX	XXX		B	XXX	$XXX	PA	3/XX/2022	1/XX/2022	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (75175)	Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure.	REVIEWER - CURED COMMENT (2024-08-27): Sufficient Cure Provided At Closing				-
204856205	XXX	XXX	XXX		B	XXX	$XXX	WI	9/XX/2021	4/XX/2021	Primary	Refinance Cash-out - Other	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7559)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 183.66.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance Charge disclosed is $XXX. Calculated finance charge is $XXX. Variance of 183.66.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower

SELLER - GENERAL COMMENT (2024-09-03): See Lender Credit Itemization attached. $XXX of the $XXX Subordination fee was paid by the lender.
REVIEWER - GENERAL COMMENT (2024-09-05): SitusAMC received a screenshot of Lender credit tolerance cure of $XXX.  However, the Finance Charge underdisclosure totaled $XXX.  It appears this cure was related to the subordination fee, however, that 0% tolerance violation was only $XXX.  The other violation is related to 10% tolerance which included recording fee increase along with Title-Subordination fee. Both the Title - Subordination fee of $XXX and the Subordination fee of $XXX were included in the finance charge calculation.  As the recording fee portion of the 10% tolerance violation is not a finance charge, we are unable to determine what fees were included in the $XXX cure refund at closing and since it exceeds the 0% amount.  SitusAMC would require a breakdown of the cure refund to which fee(s) to detrermine which finance charge portions were cured on the cure refund at closing and if determined the refund did include all refund to the finance charge portions, would also require proof of additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.  Unable to determine at this time the total shortage amount of the cure refund, until documenting the cure at closing fees related to.
SELLER - GENERAL COMMENT (2024-09-05): Please see response on finance charge exception
REVIEWER - GENERAL COMMENT (2024-09-09): SitusAMC received breakdown of $XXX cure refund and allotted to the Title-Subordination fee ($XXX) for cure on the 10% tolerance violation. Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.
SELLER - GENERAL COMMENT (2024-09-09): Accuracy threshold for finance charge is $XXX (for refi) as noted in the exception detail. $XXX variance cited is under the $XXX threshold. No cure is required.
REVIEWER - GENERAL COMMENT (2024-09-11): SitusAMC received rebuttal that accuracy threshold is $XXX.  As noted, this is a threshold for determining tolerance but is not calculated into the total amount that was underdisclosed. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.    Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage) and cure refund was only $XXX, proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.
SELLER - GENERAL COMMENT (2024-09-11): LAS is still showing a $XXX variance for the Amount Financed. Please re-run the LAS excluding the $XXX as it was paid by the lender. Only $XXX of the Title - Subordination fee should be included in your amount financed and finance charge calculations.
REVIEWER - GENERAL COMMENT (2024-09-11): Please provide copy of final Certified ALTA closing statement for review.
SELLER - GENERAL COMMENT (2024-09-12): Provided screenshot of how we allocated our lender credit has always been acceptable. Please escalate.
REVIEWER - GENERAL COMMENT (2024-09-12): Statute of limitations expires 9/XX/2024.
SELLER - GENERAL COMMENT (2024-09-03): $XXX of the $XXX Subordination fee was paid by the lender. See Lender Credit Itemization uploaded under exception ID 31470072.
REVIEWER - GENERAL COMMENT (2024-09-05): SitusAMC received a screenshot of Lender credit tolerance cure of $XXX.  However, the Finance Charge underdisclosure totaled $XXX.  It appears this cure was related to the subordination fee, however, that 0% tolerance violation was only $XXX.  The other violation is related to 10% tolerance which included recording fee increase along with Title-Subordination fee. Both the Title - Subordination fee of $XXX and the Subordination fee of $XXX were included in the finance charge calculation.  As the recording fee portion of the 10% tolerance violation is not a finance charge, we are unable to determine what fees were included in the $XXX cure refund at closing and since it exceeds the 0% amount.  SitusAMC would require a breakdown of the cure refund to which fee(s) to detrermine which finance charge portions were cured on the cure refund at closing and if determined the refund did include all refund to the finance charge portions, would also require proof of additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.  Unable to determine at this time the total shortage amount of the cure refund, until documenting the cure at closing fees related to.
SELLER - GENERAL COMMENT (2024-09-05): Appeal:  Please see additional detail for the allocation of the $XXX cure provided.  The full amount of the cure was allocated to the $XXX Title Subordination Fee leaving 17.55 paid by the borrower and included in the finance charges.  Once applied correctly the finance charges will be in tolerance.
REVIEWER - GENERAL COMMENT (2024-09-09): SitusAMC received breakdown of $XXX cure refund and allotted to the Title-Subordination fee ($XXX) for cure on the 10% tolerance violation. Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage), proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.
SELLER - GENERAL COMMENT (2024-09-09): Accuracy threshold for finance charge is $XXX (for refi) as noted in the exception detail. $XXX variance cited is under the $XXX threshold. No cure is required.
REVIEWER - GENERAL COMMENT (2024-09-11): SitusAMC received rebuttal that accuracy threshold is $XXX.  As noted, this is a threshold for determining tolerance but is not calculated into the total amount that was underdisclosed. The self-corrective cure provisions specifically requires the lender assure the consumer does not pay an amount that exceeds the charge actually disclosed. To accomplish this, a refund of the amount that was underdisclosed is required. Note: The correction does not reference bringing the amount that the loan was underdisclosed to an amount within the permissible tolerance to be considered accurate. If the lender only refunds the delta between the under-disclosure and the permissible tolerance, it would not be deemed to be a remediation in accordance with 130(b) and therefore by not refunding the entire amount the exception will remain as an EV3-C.    Total underdisclosure was $XXX, which requires additional cure for the total shortage of $XXX (finance chg shortage) and cure refund was only $XXX, proof of mailing, Corrected CD & LOE to borrower and as this is a Material Disclosure violation on a rescindable transaction, proof of reopening of rescission to all consumers.
SELLER - GENERAL COMMENT (2024-09-11): LAS is still showing a $XXX variance for the Amount Financed. Please re-run the LAS excluding the $XXX as it was paid by the lender. Only $XXX of the Title - Subordination fee should be included in your amount financed and finance charge calculations.
REVIEWER - GENERAL COMMENT (2024-09-11): Please provide copy of final Certified ALTA closing statement for review.
SELLER - GENERAL COMMENT (2024-09-12): Provided screenshot of how we allocated our lender credit has always been acceptable. Please escalate.
REVIEWER - GENERAL COMMENT (2024-09-12): Statute of limitations expires 9/XX/2024.

GENERAL COMMENT (2024/XX/03): See Lender Credit Itemization attached. $XXX of the $XXX Subordination fee was paid by the lender.

GENERAL COMMENT (2024/XX/03): $XXX of the $XXX Subordination fee was paid by the lender. See Lender Credit Itemization uploaded under exception ID 31470072.

GENERAL COMMENT (2024/XX/05): Appeal:  Please see additional detail for the allocation of the $XXX cure provided.  The full amount of the cure was allocated to the $XXX Title Subordination Fee leaving 17.55 paid by the borrower and included in the finance charges.  Once applied correctly the finance charges will be in tolerance.

GENERAL COMMENT (2024/XX/05): Please see response on finance charge exception

GENERAL COMMENT (2024/XX/09): Accuracy threshold for finance charge is $XXX (for refi) as noted in the exception detail. $XXX variance cited is under the $XXX threshold. No cure is required.

GENERAL COMMENT (2024/XX/09): Accuracy threshold for finance charge is $XXX (for refi) as noted in the exception detail. $XXX variance cited is under the $XXX threshold. No cure is required.

GENERAL COMMENT (2024/XX/11): LAS is still showing a $XXX variance for the Amount Financed. Please re-run the LAS excluding the $XXX as it was paid by the lender. Only $XXX of the Title - Subordination fee should be included in your amount financed and finance charge calculations.

GENERAL COMMENT (2024/XX/11): LAS is still showing a $XXX variance for the Amount Financed. Please re-run the LAS excluding the $XXX as it was paid by the lender. Only $XXX of the Title - Subordination fee should be included in your amount financed and finance charge calculations.

GENERAL COMMENT (2024/XX/12): Provided screenshot of how we allocated our lender credit has always been acceptable. Please escalate.

GENERAL COMMENT (2024/XX/12): Provided screenshot of how we allocated our lender credit has always been acceptable. Please escalate.
																																														-
204856358	XXX	XXX	XXX		B	XXX	$XXX	AZ	10/XX/2021	7/XX/2021	Primary	Refinance Rate/Term	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing. (0)	Federal Compliance - FACTA Disclosure Missing: Missing Facta Disclosure. Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: 10% tolerance was exceeded by $XXX due to Increase of Recording Fee, Title - Signing Fee and Title - Document Preparation Fee. No valid COC provided, nor evidence of cure in file.	REVIEWER - CURED COMMENT (2024-08-24): Sufficient Cure Provided At Closing				-
204856338	XXX	XXX	XXX		B	XXX	$XXX	KY	12/XX/2021	9/XX/2021	Investment	Purchase	N/A	2	B	B	B	B						[3] Application / Processing - 1003/Declarations: D. 1. Have you or will you be applying for a mortgage loan on another property (not the property securing this loan) on or before closing this transaction that is not disclosed on this loan application? was entered Yes. Unable to determine qualification without this information.: Borrower: XXX [3] Income Documentation - REO Documents are missing.: Address: XXX, TX, Address: XXX, CO Insurance Verification, Tax Verification Insurance Verification	No Documentation provided for Undisclosed mortgage transaction that was applied before closing of the loan.										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-
204856364	XXX	XXX	XXX		B	XXX	$XXX	NY	5/XX/2019	3/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, NC HOA Verification	Missing verification of HOA payment for property located at XXX, NC.										2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Amount Financed. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the APR. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of  on Final Closing Disclosure provided on 05/XX/2019 are underdisclosed. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2550875)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Finance Charge. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Incomplete: TILA-RESPA Integrated Disclosure: Incomplete Closing Disclosure was not signed by borrower and can be excluded from testing if it was never provided to the borrower. In order to exclude Incomplete Closing Disclosure from testing, please provide attestation from lender referencing the specific Closing Disclosure that was not provided to the borrower. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan allows for Partial Payments. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether property taxes are included in escrow. (Final/XX/20/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Total of Payments. (Final/XX/20/2019)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2019)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7762)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77101)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Initial Fee).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77100)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)

Federal Compliance - FACTA Disclosure Missing: Missing FACTA disclosure.
Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: The CD 5/XX/2019 is not complete with estimated escrows.
Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Amount Financed.
Federal Compliance - TRID Final Closing Disclosure APR: Final Closing Disclosure provided on 05/XX/2019 did not disclose the APR.
Federal Compliance - TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on 05/XX/2019 are underdisclosed.
Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: Final Closing Disclosure provided on 05/XX/2019 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan.
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Finance Charge.
Federal Compliance - TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether Homeowners Insurance is included in escrow.
Federal Compliance - TRID Final Closing Disclosure Incomplete: Final Closing Disclosure dated 05/XX/2019 was not signed and dated by the borrower.
Federal Compliance - TRID Final Closing Disclosure Partial Payments: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether the loan allows for Partial Payments.
Federal Compliance - TRID Final Closing Disclosure Property Taxes Included In Escrow: Final Closing Disclosure provided on 05/XX/2019 incorrectly disclosed whether property taxes are included in escrow.
Federal Compliance - TRID Final Closing Disclosure Total Of Payments: Final Closing Disclosure provided on 05/XX/2019 did not disclose the Total of Payments.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued 05/XX/2019 missing evidence of receipt.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Valid cure document or Change of circumstance not provided.
																																														-
204856231	XXX	XXX	XXX		B	XXX	$XXX	VA	4/XX/2021	4/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Insurance Analysis - Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Using the coverage listed on the insurance binder, the coverage shortage is $XXX										2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021)
[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
																																									Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Evidence of appraisal receipt not provided.	REVIEWER - CURED COMMENT (2024-08-23): Sufficient Cure Provided At Closing				-
204856300	XXX	XXX	XXX		B	XXX	$XXX	CA	2/XX/2021	11/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2021). (Final/02/XX/2021)
																																									Federal Compliance - FACTA Disclosure Missing: Creditor did not provide FACTA Credit Score Disclosure. Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: The disclosed Finance Charge in the amount on the final Closing Disclosure of $XXX is under disclosed by -$XXX compared to the calculated Finance Charge of $XXX Federal Compliance - TRID Final Closing Disclosure Finance Charge: The disclosed Finance Charge in the amount on the final Closing Disclosure of $XXX is under disclosed by -$XXX compared to the calculated Finance Charge of $XXX					-
204856233	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2020	12/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, XXX Insurance Verification, Tax Verification	Insurance Verification, Tax Verification are missing for REO property XXX, XXX										2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: 10% tolerance was exceeded by 780 due to increase of recording fee. $XXX No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXX a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.					-
204856211	XXX	XXX	XXX		B	XXX	$XXX	NY	4/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77101)

Federal Compliance - (Missing Data) Last Rate Set Date: Rate Lock is missing in file.
Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Right to Cancel was issued on incorrect form.  TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. H-8 Form must be used as lender is not the same as originating lender.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX.
																																														-
204856312	XXX	XXX	XXX		B	XXX	$XXX	NY	3/XX/2020	12/XX/2019	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - Missing Document: Fraud Report not provided											1	A	A	A	A							-
204856357	XXX	XXX	XXX		B	XXX	$XXX	NY	10/XX/2020	7/XX/2020	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided											2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.					-
204856202	XXX	XXX	XXX		B	XXX	$XXX	CA	2/XX/2020	12/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0) [2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower. (7200)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance of $XXX exceeds tolerance of $XXX plus 10%. No valid change of circumstance nor cure was provided to the borrower. Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Loan Discount Points Fee of $XXX exceeds tolerance of $XXX. No valid change of circumstance nor cure was provided to the borrower.					-
204856147	XXX	XXX	XXX		B	XXX	$XXX	NY	4/XX/2021	1/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	The Fraud Report is missing from the loan file.										2	B	B	B	B	[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower. (0)	Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.					-
204856239	XXX	XXX	XXX		B	XXX	$XXX	TX	5/XX/2021	4/XX/2021	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided											2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2021)
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)
[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)

Federal Compliance - ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): Appraisal report dated 5/XX/2021 missing evidence of receipt.
Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial Closing Disclosure issued 5/XX/2021 missing evidence of receipt. Presumed 5/XX/2021 delivery date would not have been at least 3 business days prior to consummation on 5/XX/2021.
Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Fee added in Revised LE issued 5/XX/2021 with no valid Change of Circumstance evident.
																																														-
204856295	XXX	XXX	XXX		B	XXX	$XXX	NY	1/XX/2019	11/XX/2018	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B																	2	B	B	B	B
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5263/11/XX/2018)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Client:5262/12/XX/2018)
[2] Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2019)
[2] Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)

Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.
Federal Compliance - TRID Final Closing Disclosure Will Not Have Escrow -  Reason: Neither of the escrow waiver reason checkboxes are marked on the consumer’s final Closing Disclosure.
Federal Compliance - TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.
																																														-
204856226	XXX	XXX	XXX		B	XXX	$XXX	DC	12/XX/2020	11/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, NY Tax Verification	Missing tax verification for XXX.										2	B	B	B	B	[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2020)	Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: Appraisal report dated 12/XX/2020 is missing evidence of receipt.					-
204856305	XXX	XXX	XXX		B	XXX	$XXX	TX	2/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing in file.										1	A	A	A	A							-
204856317	XXX	XXX	XXX		B	XXX	$XXX	IL	3/XX/2020	2/XX/2020	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856297	XXX	XXX	XXX		B	XXX	$XXX	ME	7/XX/2021	5/XX/2021	Primary	Refinance Cash-out - Other	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856212	XXX	XXX	XXX		B	XXX	$XXX	CA	1/XX/2020	8/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Application / Processing - Missing Document: Fraud Report not provided	Fraud Report is missing.										2	B	B	B	B
[2] Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2019)
[2] Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
																																									Federal Compliance - TRID Initial Closing Disclosure Timing without Waiver: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing. Federal Compliance - TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: Loan Estimate is missing.					-
204856229	XXX	XXX	XXX		B	XXX	$XXX	NY	2/XX/2019	5/XX/2018	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: XXX, NY Insurance Verification, Statement, Tax Verification	Missing Insurance Verification, Statement, Tax Verification										2	B	B	B	B
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2019). (Final/02/XX/2019)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75104)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)

Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Final Closing Disclosure provided on 02/XX/2019 disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXX is over disclosed by $XXX compared to the calculated Amount Financed of $XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate
Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charge disclosed on Final Closing Disclosure as $XXX Calculated Finance Charge is $XXX for an over disclosed amount of $XXX Reason for Finance Charge over disclosure is unknown as the Compliance Findings are missing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Specific credit of $XXX has been provided as cure at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $XXX due to Appraisal Review Fee. No valid COC provided, Specific credit of $XXX has been provided as cure at closing.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: 0% tolerance was exceeded by $XXX due to Appraisal Fee. No valid COC provided, Specific credit of $XXX has been provided as cure at closing.
																																										REVIEWER - CURED COMMENT (2024-08-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-25): Sufficient Cure Provided At Closing REVIEWER - CURED COMMENT (2024-08-25): Sufficient Cure Provided At Closing				-
204856352	XXX	XXX	XXX		B	XXX	$XXX	WA	10/XX/2019	8/XX/2019	Primary	Refinance Rate/Term	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856227	XXX	XXX	XXX		B	XXX	$XXX	AL	8/XX/2019	7/XX/2019	Primary	Purchase	Temporary SHQM (GSE/Agency Eligible)	1	A	A	A	A																	1	A	A	A	A							-
204856271	XXX	XXX	XXX		B	XXX	$XXX	MO	9/XX/2023	8/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B						[3] Income Documentation - REO Documents are missing.: Address: 1205 Levick St, Philadelphia, XXX Insurance Verification, Tax Verification	Insurance Verification, Tax Verification are missing for primary property.										2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - FACTA Disclosure Missing: The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers provided within a reasonably practicable time after using credit score.		GENERAL COMMENT (2024/XX/03): Per the PMI Cancellation Notice (D0122) Mortgage Insurance will automatically terminate on 5/XX/30 (in year 7). Payment stream 2 (Years 8-30) will not have MI.			-
204856269	XXX	XXX	XXX		B	XXX	$XXX	TX	9/XX/2023	5/XX/2023	Investment	Purchase	N/A	1	A	A	A	A																	1	A	A	A	A							-
204856350	XXX	XXX	XXX		B	XXX	$XXX	NC	8/XX/2023	8/XX/2023	Primary	Purchase	Safe Harbor QM (APOR)	2	B	B	B	B																	2	B	B	B	B	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-